                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-4165
                                  ---------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   09-30
                          ------------------------------------------------------
Date of reporting period:  09-30-2004
                          ------------------------------------------------------

ITEM 1.  REPORT TO STOCKHOLDERS

[front cover]

SEPTEMBER 30, 2004

American Century Investments
Annual Report

[photos]

Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund

PROSPECTUS SUPPLEMENT
ENCLOSED

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1

TARGET 2005

TARGET 2010

TARGET 2015

TARGET 2020

TARGET 2025

TARGET 2030

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

To help you monitor your investment, we are pleased to provide the annual report for the Target Maturities Trust funds for the fiscal year ended September 30,
2004.

You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the semiannual report dated
March 31, 2005, available in approximately six months.

We remain committed to our guiding belief that the ultimate measure of our performance is our customers' success. Thank you for investing with us.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------

Target 2005 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                 ---------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                     1 YEAR      5 YEARS    10 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        0.44%       6.52%       8.20%       11.50%        3/25/85
--------------------------------------------------------------------------------
11/15/05
STRIPS ISSUE          0.82%       7.15%       8.81%       12.79%(1)       --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX    4.96%       9.29%       9.60%       10.79%(1)       --
--------------------------------------------------------------------------------
Advisor Class         0.19%       6.27%        --          5.40%        8/3/98
--------------------------------------------------------------------------------

(1) Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1994

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not.

------

Target 2005 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2005 returned 0.44%* for the fiscal year ended September 30, 2004, as
U.S. bonds rallied even though short-term interest rates increased for the first time since May 2000. By comparison, the fund's benchmark, a coupon-based
Treasury STRIPS issue maturing on November 15, 2005, returned 0.82%. (Please see page 2.) Of course, the fund's return is reduced by fees, while the benchmark's return is not.

ECONOMIC SUMMARY & PERSPECTIVE

U.S. economic growth (as measured by seasonally adjusted real gross domestic product) surged to an annualized 7.4% rate during the third quarter of 2003, driving up expectations for better times ahead. That pace proved unsustainable, however: ongoing terrorism and geopolitical concerns, record-high crude oil prices, an economic "soft patch," U.S. political uncertainty, and slowing job growth during the latter part of the 12 months weighed on the economy. As a result, U.S. economic activity slowed to a still-respectable 3.7% annualized rate during the third quarter of 2004.

Interest rates rose in that environment as the Federal Reserve tried to limit the prospects for future inflation. Raising its short-term interest rate benchmark from the lowest level in decades, the Fed sent rates higher three times in 25-basis-point (0.25%) increments, leaving the federal funds rate at
1.75% by the end of September 2004.

MARKET SUMMARY & PERSPECTIVE

The softer-than-expected economic landscape and troubled geopolitical climate helped U.S. bonds perform remarkably well. Long-term zero-coupon bonds generally outperformed because their greater price sensitivities to interest rate changes allowed them to capture more appreciation as yields fell. In contrast, short-term bond yields rose as the Fed raised its overnight rate target.

Putting that market behavior into zero-coupon terms, yields on Treasury STRIPS maturing in 2030 fell by a little more than 10 basis points for the 12 months, while yields on Treasury STRIPS maturing in 2005 rose by more than 60 basis points.

PORTFOLIO POSITIONING & STRATEGIES

Target 2005 seeks the highest return consistent with investment in U.S.
Treasurys, and we attempted to accomplish that objective by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

Within that spectrum, we kept our eyes open for attractively valued Treasury
STRIPS, BECCs (Book Entry Callable Corpus), TRs (Treasury Receipts), and

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/04               9/30/03
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            1.77%                 1.07%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              9/16/05               8/16/05
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $101.20               $101.04
--------------------------------------------------------------------------------
(1) See graph on page 4.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2005 - Portfolio Commentary

CATS (Certificates of Accrual of Treasury Securities). We also looked for attractively valued government agency bonds such as FICOs (Financing Corporation zeros) and Government Trust Certificates, which often provide a little more yield than like-maturity Treasury STRIPS but are usually somewhat harder to buy and sell. However, our security-selection opportunities were hampered by the fund's sizable cash outflows, which we met by selling a variety of various-maturity zero-coupon bonds.

The accompanying table concerning types of investments in the portfolio shows the impact of those efforts on the portfolio's composition, while the table on the preceding page shows the resulting increase in Target 2005's anticipated value at maturity and weighted average maturity date.

Looking ahead, we will continue to pursue the fund's investment objective by investing primarily in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
BECCs                                       36.4%                 40.1%
--------------------------------------------------------------------------------
Treasury STRIPS                             33.4%                 28.9%
--------------------------------------------------------------------------------
TRs                                         12.1%                 12.1%
--------------------------------------------------------------------------------
Other Treasurys                              6.6%                  6.8%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 88.5%                 87.9%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          8.5%                 10.4%
--------------------------------------------------------------------------------
Other Govt. Agencys                          2.8%                  1.3%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                         11.3%                 11.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.2%                   --
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                                 100.0%                 99.6%
--------------------------------------------------------------------------------
Other Assets and
Liabilities                                   --                   0.4%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2005

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2005 - Schedule of Investments

SEPTEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 88.5%

      $   636,000  REFCORP STRIPS - COUPON,
                   1.50%, 10/15/04                                 $    635,570
--------------------------------------------------------------------------------
          278,000  AID Israel Government Bond,
                   1.40%, 11/15/04                                      277,376
--------------------------------------------------------------------------------
        3,000,000  BECC, 5.12%, 11/15/04                              2,992,830
--------------------------------------------------------------------------------
          201,000  CATS, 1.52%, 11/15/04                                200,532
--------------------------------------------------------------------------------
           15,000  CATS, 1.66%, 11/15/04                                 14,965
--------------------------------------------------------------------------------
        2,727,750  CUBES, 2.74%, 11/15/04                             2,721,397
--------------------------------------------------------------------------------
           87,000  ETR, 5.96%, 11/15/04                                  86,794
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 4.89%,
                   11/15/04                                             997,975
--------------------------------------------------------------------------------
        1,000,000  STRIPS - PRINCIPAL, 3.74%,
                   11/15/04                                             998,000
--------------------------------------------------------------------------------
          602,000  TIGR, 1.41%, 11/15/04                                600,598
--------------------------------------------------------------------------------
           27,000  TIGR, 5.90%, 11/15/04                                 26,937
--------------------------------------------------------------------------------
           50,000  TR, 6.24%, 11/15/04                                   49,884
--------------------------------------------------------------------------------
          138,000  REFCORP STRIPS - COUPON,
                   1.79%, 1/15/05                                       137,292
--------------------------------------------------------------------------------
       35,110,000  BECC, 6.19%, 2/15/05                              34,846,710
--------------------------------------------------------------------------------
          226,000  Federal Judiciary, 1.46%,
                   2/15/05                                              224,264
--------------------------------------------------------------------------------
          600,000  STRIPS - COUPON, 6.28%,
                   2/15/05                                              596,161
--------------------------------------------------------------------------------
        1,000,000  STRIPS - PRINCIPAL, 1.59%,
                   2/15/05                                              993,088
--------------------------------------------------------------------------------
           30,000  TR, 1.91%, 2/15/05                                    29,781
--------------------------------------------------------------------------------
          343,220  TR, 1.91%, 2/15/05                                   340,709
--------------------------------------------------------------------------------
          594,000  AID Israel Government Bond,
                   1.75%, 3/15/05                                       588,792
--------------------------------------------------------------------------------
       49,000,000  BECC, 5.83%, 5/15/05                              48,358,204
--------------------------------------------------------------------------------
           51,000  CATS, 2.04%, 5/15/05                                  50,348
--------------------------------------------------------------------------------
              625  CUBES, 1.65%, 5/15/05                                    617
--------------------------------------------------------------------------------
          600,000  STRIPS - COUPON, 4.68%,
                   5/15/05                                              593,237
--------------------------------------------------------------------------------
        4,000,000  STRIPS - PRINCIPAL, 1.79%,
                   5/15/05                                            3,951,748
--------------------------------------------------------------------------------
           59,000  STRIPS - PRINCIPAL, 7.70%,
                   5/15/05                                               58,288
--------------------------------------------------------------------------------
          485,250  TBR, 8.52%, 5/15/05                                  479,190
--------------------------------------------------------------------------------
          355,000  TIGR, 1.39%, 5/15/05                                 350,458
--------------------------------------------------------------------------------
           80,250  TR, 1.65%, 5/15/05                                    79,223
--------------------------------------------------------------------------------
        6,450,000  TR, 8.38%, 5/15/05                                 6,367,485
--------------------------------------------------------------------------------
          164,000  AID Israel Government Bond,
                   2.05%, 8/15/05                                       160,900
--------------------------------------------------------------------------------
          328,000  CATS, 1.67%, 8/15/05                                 321,606
--------------------------------------------------------------------------------
        1,500,000  STRIPS - COUPON, 3.81%,
                   8/15/05                                            1,473,933
--------------------------------------------------------------------------------
        6,420,000  STRIPS - PRINCIPAL, 7.09%,
                   8/15/05                                            6,303,535
--------------------------------------------------------------------------------
              800  TR, 1.70%, 8/15/05                                       784
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,245,000  TR, 1.73%, 8/15/05                              $  1,220,729
--------------------------------------------------------------------------------
          623,000  AID Israel Government Bond,
                   1.68%, 9/15/05                                       609,721
--------------------------------------------------------------------------------
        3,553,000  REFCORP STRIPS - COUPON,
                   3.72%, 10/15/05                                    3,471,970
--------------------------------------------------------------------------------
       31,050,000  BECC, 6.10%, 11/15/05                             30,189,542
--------------------------------------------------------------------------------
          328,000  CATS, 1.92%, 11/15/05                                319,087
--------------------------------------------------------------------------------
        3,613,519  CUBES, 2.27%, 11/15/05                             3,515,329
--------------------------------------------------------------------------------
        1,200,000  LION, 6.41%, 11/15/05                              1,166,099
--------------------------------------------------------------------------------
       24,150,000  STRIPS - COUPON, 2.94%,
                   11/15/05                                          23,559,001
--------------------------------------------------------------------------------
        7,000,000  STRIPS - PRINCIPAL, 2.71%,
                   11/15/05                                           6,827,184
--------------------------------------------------------------------------------
       23,600,000  STRIPS - PRINCIPAL, 3.61%,
                   11/15/05                                          23,017,363
--------------------------------------------------------------------------------
        2,247,000  TBR, 8.45%, 11/15/05                               2,187,153
--------------------------------------------------------------------------------
          100,000  TIGR, 1.94%, 11/15/05                                 97,283
--------------------------------------------------------------------------------
       20,000,000  TR, 4.08%, 11/15/05                               19,456,540
--------------------------------------------------------------------------------
       15,556,000  STRIPS - COUPON, 4.20%,
                   2/15/06                                           15,069,284
--------------------------------------------------------------------------------
        4,500,000  STRIPS - PRINCIPAL, 3.53%,
                   2/15/06                                            4,360,388
--------------------------------------------------------------------------------
        1,003,875  TR, 5.54%, 2/15/06                                   969,176
--------------------------------------------------------------------------------
        5,000,000  BECC, 2.32%, 5/15/06                               4,784,830
--------------------------------------------------------------------------------
        3,420,000  CATS, 2.90%, 5/15/06                               3,275,443
--------------------------------------------------------------------------------
        1,798,000  STRIPS - COUPON, 6.03%,
                   5/15/06                                            1,728,912
--------------------------------------------------------------------------------
          704,500  TBR, 5.875%, 5/15/06                                 675,263
--------------------------------------------------------------------------------
       12,264,000  TR, 5.47%, 5/15/06                                11,745,625
--------------------------------------------------------------------------------
       22,100,000  STRIPS - PRINCIPAL, 2.37%,
                   7/15/06                                           21,130,716
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $289,811,814)                                                 295,285,849
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 11.3%

          310,000  FHLMC STRIPS - COUPON,
                   1.40%, 10/15/04                                      309,775
--------------------------------------------------------------------------------
           76,000  TVA STRIPS - COUPON,
                   1.40%, 10/15/04                                       75,940
--------------------------------------------------------------------------------
          163,000  TVA STRIPS - COUPON,
                   1.50%, 11/13/04                                      162,615
--------------------------------------------------------------------------------
          836,000  Government Trust Certificate,
                   2.19%, 11/15/04                                      833,850
--------------------------------------------------------------------------------
          122,000  Government Trust Certificates,
                   3.32%, 11/15/04                                      121,686
--------------------------------------------------------------------------------
          249,000  FHLMC STRIPS - COUPON,
                   1.50%, 1/15/05                                       247,622
--------------------------------------------------------------------------------
        4,063,000  FHLMC STRIPS - COUPON,
                   2.94%, 1/15/05                                     4,040,523
--------------------------------------------------------------------------------
           25,000  FHLMC STRIPS - PRINCIPAL,
                   1.50%, 1/15/05                                        24,862
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Target 2005 - Schedule of Investments

SEPTEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   400,000  TVA STRIPS - COUPON,
                   1.75%, 1/15/05                                  $    397,615
--------------------------------------------------------------------------------
           40,000  FICO STRIPS - COUPON,
                   1.38%, 2/3/05                                         39,731
--------------------------------------------------------------------------------
          533,000  FICO STRIPS - COUPON,
                   1.53%, 3/7/05                                        528,350
--------------------------------------------------------------------------------
          688,000  FICO STRIPS - COUPON,
                   1.90%, 3/26/05                                       681,200
--------------------------------------------------------------------------------
          200,000  FHLB, 2.00%, 4/20/05                                 197,580
--------------------------------------------------------------------------------
           59,000  TVA STRIPS - COUPON,
                   1.90%, 5/1/05                                         58,257
--------------------------------------------------------------------------------
          582,000  FICO STRIPS - COUPON,
                   1.80%, 5/2/05                                        574,926
--------------------------------------------------------------------------------
          100,000  FICO STRIPS - COUPON,
                   1.42%, 5/11/05                                        98,727
--------------------------------------------------------------------------------
          473,000  TVA STRIPS - COUPON,
                   1.88%, 5/13/05                                       466,667
--------------------------------------------------------------------------------
          400,000  Government Trust Certificates,
                   2.05%, 5/15/05                                       394,397
--------------------------------------------------------------------------------
        1,400,000  Government Trust Certificates,
                   4.41%, 5/15/05                                     1,380,390
--------------------------------------------------------------------------------
       16,878,000  FHLMC STRIPS - COUPON,
                   3.00%, 7/15/05                                    16,589,588
--------------------------------------------------------------------------------
          125,000  FNMA STRIPS - COUPON,
                   2.35%, 8/12/05                                       122,169
--------------------------------------------------------------------------------
          587,000  FHLMC STRIPS - COUPON,
                   2.14%, 9/15/05                                       574,119
--------------------------------------------------------------------------------
          688,000  FICO STRIPS - COUPON,
                   2.22%, 9/26/05                                       671,994
--------------------------------------------------------------------------------
        2,088,000  FHLMC STRIPS - COUPON,
                   2.04%, 10/15/05                                    2,036,819
--------------------------------------------------------------------------------
           10,000  FICO STRIPS - COUPON,
                   2.96%, 11/2/05                                         9,736
--------------------------------------------------------------------------------
          161,000  FICO STRIPS - COUPON,
                   1.75%, 11/11/05                                      156,612
--------------------------------------------------------------------------------
        1,738,000  Government Trust Certificate,
                   4.40%, 11/15/05                                    1,687,031
--------------------------------------------------------------------------------
           57,000  FICO STRIPS - COUPON,
                   1.75%, 11/30/05                                       55,357
--------------------------------------------------------------------------------
          151,000  FICO STRIPS - COUPON,
                   1.83%, 12/6/05                                       146,572
--------------------------------------------------------------------------------
          100,000  FICO STRIPS - COUPON,
                   2.80%, 12/6/05                                        97,068
--------------------------------------------------------------------------------
        5,000,000  FNMA, 2.42%, 12/13/05                              4,844,890
--------------------------------------------------------------------------------
          120,000  TVA STRIPS - COUPON,
                   2.00%, 12/15/05                                      116,279
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $37,611,943)                                                   37,742,947
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

      $   757,000  FHLB Discount Notes, 1.65%,
                   10/1/04(2)
(Cost $757,000)                                                    $    757,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $328,180,757)                                                 333,785,796
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(3)                                          54,800
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $333,840,596
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development

BECC = Book Entry Callable Corpus

CATS = Certificates of Accrual of Treasury Securities

CUBES = Coupons Under Book Entry Safekeeping

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

ETR = Easy Growth Treasury Receipts

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

LION = Lehman Investment Opportunity Note

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TBR = Treasury Bond Receipts

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

(3) Category is less than 0.05% of net assets.

See Notes to Financial Statements.

------

Target 2010 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                 ---------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                     1 YEAR      5 YEARS    10 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        2.62%       9.49%      10.60%       13.10%        3/25/85
--------------------------------------------------------------------------------
11/15/10
STRIPS ISSUE          2.61%      10.08%      11.33%      14.29%(1)        --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX    4.96%       9.29%       9.60%      10.79%(1)        --
--------------------------------------------------------------------------------
Advisor Class         2.36%       9.24%        --          6.10%       10/20/98
--------------------------------------------------------------------------------

(1) Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1994

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not.

------

Target 2010 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2010 returned 2.62%* for the fiscal year ended September 30, 2004, as
U.S. bonds rallied even though short-term interest rates increased for the first time since May 2000. The portfolio's performance was in line with the 2.61%
return of its benchmark, a coupon-based Treasury STRIPS issue maturing on
November 15, 2010. (Please see page 7.) Of course, the fund's return is reduced by fees, while the benchmark's return is not.

ECONOMIC SUMMARY & PERSPECTIVE

U.S. economic growth (as measured by seasonally adjusted real gross domestic product) surged to an annualized 7.4% rate during the third quarter of 2003, driving up expectations for better times ahead. That pace proved unsustainable, however: ongoing terrorism and geopolitical concerns, record-high crude oil prices, an economic "soft patch," U.S. political uncertainty, and slowing job growth during the latter part of the 12 months weighed on the economy. As a result, U.S. economic activity slowed to a still-respectable 3.7% annualized rate during the third quarter of 2004.

Interest rates rose in that environment as the Federal Reserve tried to limit the prospects for future inflation. Raising its short-term interest rate benchmark from the lowest level in decades, the Fed sent rates higher three times in 25-basis-point (0.25%) increments, leaving the federal funds rate at
1.75% by the end of September 2004.

MARKET SUMMARY & PERSPECTIVE

The softer-than-expected economic landscape and troubled geopolitical climate helped U.S. bonds perform remarkably well. Long-term zero-coupon bonds generally outperformed because their greater price sensitivities to interest rate changes allowed them to capture more appreciation as yields fell. In contrast, short-term bond yields rose as the Fed raised its overnight rate target.

Putting that market behavior into zero-coupon terms, yields on Treasury STRIPS maturing in 2030 fell by a little more than 10 basis points for the 12 months, while yields on Treasury STRIPS maturing in 2010 rose by approximately 15 basis points.

PORTFOLIO POSITIONING & STRATEGIES

Target 2010 seeks the highest return consistent with investment in U.S.
Treasurys, and we attempted to accomplish that objective by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/04               9/30/03
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            3.30%                 3.15%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                             10/12/10               10/7/10
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $105.59               $105.22
--------------------------------------------------------------------------------
(1) See graph on page 9.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2010 - Portfolio Commentary

Within that spectrum, we kept our eyes open for attractively valued Treasury
STRIPS, REFCORPs (Resolution Funding Corporation zero-coupon bonds), CATS
(Certificates of Accrual of Treasury Securities), and TRs (Treasury Receipts).
We also looked for values among government agency bonds such as FICOs (Financing
Corporation zeros) and Government Trust Certificates, which often provide a little more yield than like-maturity Treasury STRIPS but are usually somewhat harder to buy and sell. However, our security-selection opportunities were hampered by the fund's sizable cash outflows, which we met by selling a variety of various-maturity zero-coupon bonds.

The accompanying table concerning types of investments in the portfolio shows the impact of those efforts on the portfolio's composition, while the table on the preceding page shows the resulting increase in Target 2010's anticipated value at maturity and weighted average maturity date.

Looking ahead, we will continue to pursue the fund's investment objective by investing primarily in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
Treasury STRIPS                             45.3%                 47.2%
--------------------------------------------------------------------------------
REFCORP STRIPS                              25.9%                 25.7%
--------------------------------------------------------------------------------
CATS                                         9.6%                  9.0%
--------------------------------------------------------------------------------
Other Treasurys                              2.7%                  2.6%
--------------------------------------------------------------------------------
TOTAL TREASURYS
& EQUIVALENTS                               83.5%                 84.5%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                         13.9%                 13.0%
--------------------------------------------------------------------------------
Other Govt. Agencys                          2.4%                  2.2%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                         16.3%                 15.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.3%                  0.3%
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                                 100.1%                100.0%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (0.1)%                   --
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2010

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2010 - Schedule of Investments

SEPTEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 83.5%

      $   314,000  CATS, 3.39%, 5/15/09                            $    265,536
--------------------------------------------------------------------------------
        7,404,000  CATS, 3.92%, 5/15/09                               6,261,230
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 3.44%,
                   5/15/09                                              855,312
--------------------------------------------------------------------------------
           59,000  TIGR, 3.77%, 5/15/09                                  49,894
--------------------------------------------------------------------------------
        5,106,000  TR, 3.93%, 5/15/09                                 4,317,914
--------------------------------------------------------------------------------
        2,000,000  REFCORP STRIPS - COUPON,
                   5.40%, 7/15/09                                     1,687,722
--------------------------------------------------------------------------------
       16,367,000  CATS, 4.98%, 8/15/09                              13,676,593
--------------------------------------------------------------------------------
        1,400,000  Federal Judiciary, 3.47%,
                   8/15/09                                            1,164,286
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 3.47%,
                   8/15/09                                              845,678
--------------------------------------------------------------------------------
          162,500  TIGR, 2.95%, 8/15/09                                  83,562
--------------------------------------------------------------------------------
          534,000  REFCORP STRIPS - COUPON,
                   3.65%, 10/15/09                                      446,125
--------------------------------------------------------------------------------
        1,237,000  CATS, 6.31%, 11/15/09                              1,024,180
--------------------------------------------------------------------------------
        2,000,000  STRIPS - COUPON, 5.34%,
                   11/15/09                                           1,676,872
--------------------------------------------------------------------------------
       27,800,000  STRIPS - PRINCIPAL, 6.10%,
                   11/15/09                                          23,104,135
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 3.77%,
                   2/15/10                                              824,700
--------------------------------------------------------------------------------
        1,228,000  REFCORP STRIPS - COUPON,
                   7.16%, 4/15/10                                       997,655
--------------------------------------------------------------------------------
          787,000  STRIPS - COUPON, 7.99%,
                   5/15/10                                              641,470
--------------------------------------------------------------------------------
        5,577,000  STRIPS - COUPON, 6.74%,
                   8/15/10                                            4,489,022
--------------------------------------------------------------------------------
        3,136,000  REFCORP STRIPS - COUPON,
                   6.53%, 10/15/10                                    2,489,677
--------------------------------------------------------------------------------
       16,339,000  STRIPS - COUPON, 5.51%,
                   11/15/10                                          13,038,424
--------------------------------------------------------------------------------
       19,361,000  REFCORP STRIPS - COUPON,
                   6.28%, 1/15/11                                    15,151,996
--------------------------------------------------------------------------------
          507,000  Federal Judiciary, 4.38%,
                   2/15/11                                              389,270
--------------------------------------------------------------------------------
       22,310,000  STRIPS - COUPON, 8.83%,
                   2/15/11                                           17,508,063
--------------------------------------------------------------------------------
        1,850,000  REFCORP STRIPS - COUPON,
                   8.14%, 4/15/11                                     1,426,916
--------------------------------------------------------------------------------
       37,000,000  STRIPS - COUPON, 5.34%,
                   5/15/11                                           28,668,141
--------------------------------------------------------------------------------
        7,000,000  REFCORP STRIPS - COUPON,
                   4.98%, 7/15/11                                     5,327,609
--------------------------------------------------------------------------------
        9,715,000  STRIPS - COUPON, 7.03%,
                   8/15/11                                            7,430,090
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $39,287,000  REFCORP STRIPS - COUPON,
                   4.65%, 10/15/11                                 $ 29,497,662
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 4.28%,
                   11/15/11                                             754,742
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $165,424,033)                                                 184,094,476
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 16.3%

        3,555,000  FHLMC STRIPS - COUPON,
                   4.44%, 1/15/10                                     2,902,750
--------------------------------------------------------------------------------
        3,244,000  FICO STRIPS - COUPON,
                   4.27%, 4/6/10                                      2,614,632
--------------------------------------------------------------------------------
        9,460,000  FICO STRIPS - COUPON,
                   6.02%, 5/11/10                                     7,587,355
--------------------------------------------------------------------------------
        2,805,000  FICO STRIPS - COUPON,
                   6.09%, 5/30/10                                     2,243,548
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS - COUPON,
                   4.95%, 7/15/10                                     2,980,021
--------------------------------------------------------------------------------
        1,231,000  FHLMC STRIPS - COUPON,
                   4.16%, 9/15/10                                       970,824
--------------------------------------------------------------------------------
        2,800,000  FICO STRIPS - COUPON,
                   4.42%, 10/6/10                                     2,202,875
--------------------------------------------------------------------------------
        7,000,000  FICO STRIPS - COUPON,
                   6.11%, 11/11/10                                    5,487,027
--------------------------------------------------------------------------------
        2,381,000  Government Trust Certificates,
                   5.11%, 11/15/10                                    1,849,377
--------------------------------------------------------------------------------
        4,403,000  Government Trust Certificates,
                   5.38%, 11/15/10                                    3,419,911
--------------------------------------------------------------------------------
        2,973,000  FICO STRIPS - COUPON,
                   4.77%, 12/6/10                                     2,320,147
--------------------------------------------------------------------------------
        1,845,000  FHLMC STRIPS - COUPON,
                   4.71%, 1/15/11                                     1,429,421
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $33,481,553)                                                   36,007,888
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

          739,000  FHLB Discount Notes, 1.65%,
                   10/1/04(2)
(Cost $739,000)                                                         739,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.1%
(Cost $199,644,586)                                                 220,841,364
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.1)%                                                  (124,272)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $220,717,092
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Target 2010 - Schedule of Investments

SEPTEMBER 30, 2004

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at
maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2015 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                 ---------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                     1 YEAR      5 YEARS    10 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        6.69%      10.87%      12.21%      10.14%         9/1/86
--------------------------------------------------------------------------------
11/15/15
STRIPS ISSUE          6.28%      11.49%      12.84%       9.75%(1)        --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX    4.96%       9.29%       9.60%       8.76%(1)        --
--------------------------------------------------------------------------------
Advisor Class         6.43%      10.60%        --         9.89%         7/23/99
--------------------------------------------------------------------------------

(1) Since 8/31/86, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1994

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not.

------

Target 2015 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2015 returned 6.69%* for the fiscal year ended September 30, 2004, as
U.S. bonds rallied even though short-term interest rates increased for the first time since May 2000. The portfolio's return solidly outpaced the 6.28% gain of its benchmark, a coupon-based Treasury STRIPS issue maturing on November 15,
2015. (Please see page 12.) Of course, the fund's return is reduced by fees, while the benchmark's return is not.

ECONOMIC SUMMARY & PERSPECTIVE

U.S. economic growth (as measured by seasonally adjusted real gross domestic product) surged to an annualized 7.4% rate during the third quarter of 2003, driving up expectations for better times ahead. That pace proved unsustainable, however: ongoing terrorism and geopolitical concerns, record-high crude oil prices, an economic "soft patch," U.S. political uncertainty, and slowing job growth during the latter part of the 12 months weighed on the economy. As a result, U.S. economic activity slowed to a still-respectable 3.7% annualized rate during the third quarter of 2004.

Interest rates rose in that environment as the Federal Reserve tried to limit the prospects for future inflation. Raising its short-term interest rate benchmark from the lowest level in decades, the Fed sent rates higher three times in 25-basis-point (0.25%) increments, leaving the federal funds rate at
1.75% by the end of September 2004.

MARKET SUMMARY & PERSPECTIVE

The softer-than-expected economic landscape and troubled geopolitical climate helped U.S. bonds perform remarkably well. Long-term zero-coupon bonds generally outperformed because their greater price sensitivities to interest rate changes allowed them to capture more appreciation as yields fell. In contrast, short-term bond yields rose as the Fed raised its overnight rate target.

Putting that market behavior into zero-coupon terms, yields on Treasury STRIPS maturing in 2015 fell by almost 15 basis points for the 12 months, while yields on Treasury STRIPS maturing in 2005 rose by more than 60 basis points.

PORTFOLIO POSITIONING & STRATEGIES

Target 2015 seeks the highest return consistent with investment in U.S.
Treasurys, and we attempted to accomplish that objective by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/04               9/30/03
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.13%                 4.30%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                             10/27/15              10/25/15
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $113.35               $112.88
--------------------------------------------------------------------------------
(1) See graph on page 14.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2015 - Portfolio Commentary

Within that spectrum, we kept our eyes open for attractively valued Treasury
STRIPS, REFCORPs (Resolution Funding Corporation zero-coupon bonds), and Federal
Judiciary zeros. We also looked for values among government agency bonds such as
FICOs (Financing Corporation zeros), which often provide a little more yield than like-maturity Treasury STRIPS but are usually somewhat harder to buy and sell.

The accompanying table concerning types of investments in the portfolio shows the impact of those efforts on the portfolio's composition, while the table on the preceding page shows the resulting increase in Target 2015's anticipated value at maturity and weighted average maturity date.

Looking ahead, we will continue to pursue the fund's investment objective by investing primarily in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
REFCORP STRIPS                              60.3%                 63.1%
--------------------------------------------------------------------------------
Treasury STRIPS                             28.6%                 27.3%
--------------------------------------------------------------------------------
Other Treasurys                              1.4%                  1.4%
--------------------------------------------------------------------------------
TOTAL TREASURYS
& EQUIVALENTS                               90.3%                 91.8%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          9.0%                  7.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.6%                  0.7%
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                                  99.9%                 99.7%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                              0.1%                  0.3%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2015

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2015 - Schedule of Investments

SEPTEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 90.3%

      $   500,000  STRIPS - COUPON, 4.61%,
                   5/15/14                                         $    329,232
--------------------------------------------------------------------------------
        1,684,000  REFCORP STRIPS - COUPON,
                   4.82%, 10/15/14                                    1,064,327
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 4.89%,
                   11/15/14                                             639,236
--------------------------------------------------------------------------------
       17,310,000  REFCORP STRIPS - COUPON,
                   7.15%, 1/15/15                                    10,790,500
--------------------------------------------------------------------------------
        3,485,000  Federal Judiciary, 4.69%,
                   2/15/15                                            2,124,303
--------------------------------------------------------------------------------
        5,350,000  STRIPS - COUPON, 8.49%,
                   2/15/15                                            3,378,894
--------------------------------------------------------------------------------
       25,060,000  REFCORP STRIPS - COUPON,
                   8.46%, 4/15/15                                    15,406,312
--------------------------------------------------------------------------------
        5,908,000  STRIPS - COUPON, 6.30%,
                   5/15/15                                            3,678,728
--------------------------------------------------------------------------------
       27,469,000  REFCORP STRIPS - COUPON,
                   8.30%, 7/15/15                                    16,629,183
--------------------------------------------------------------------------------
        9,203,000  STRIPS - COUPON, 8.82%,
                   8/15/15                                            5,642,838
--------------------------------------------------------------------------------
       27,598,000  REFCORP STRIPS - COUPON,
                   8.46%, 10/15/15                                   16,443,026
--------------------------------------------------------------------------------
       22,481,000  STRIPS - COUPON, 7.29%,
                   11/15/15                                          13,570,918
--------------------------------------------------------------------------------
        5,500,000  STRIPS - PRINCIPAL, 5.04%,
                   11/15/15                                           3,334,617
--------------------------------------------------------------------------------
        4,159,000  REFCORP STRIPS - COUPON,
                   5.15%, 1/15/16                                     2,438,284
--------------------------------------------------------------------------------
       13,800,000  STRIPS - COUPON, 7.27%,
                   2/15/16                                            8,200,029
--------------------------------------------------------------------------------
        7,700,000  STRIPS - COUPON, 8.53%,
                   5/15/16                                            4,502,814
--------------------------------------------------------------------------------
       28,091,000  REFCORP STRIPS - COUPON,
                   8.23%, 7/15/16                                    15,948,609
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 4.91%,
                   8/15/16                                              576,063
--------------------------------------------------------------------------------
       28,742,000  REFCORP STRIPS - COUPON,
                   7.63%, 10/15/16                                   16,054,390
--------------------------------------------------------------------------------
        2,000,000  STRIPS - COUPON, 5.40%,
                   11/15/16                                           1,133,440
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $103,831,595)                                                 141,885,743
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 9.0%

        2,232,000  FICO STRIPS - COUPON,
                   5.14%, 5/30/14                                     1,422,864
--------------------------------------------------------------------------------
          180,000  FICO STRIPS - COUPON,
                   5.00%, 11/30/14                                      111,239
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 7,681,000  FICO STRIPS - COUPON,
                   6.78%, 2/8/15                                   $  4,700,941
--------------------------------------------------------------------------------
        1,017,000  FICO STRIPS - COUPON,
                   5.76%, 4/6/15                                        616,573
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS - COUPON,
                   5.88%, 7/15/15                                     2,239,290
--------------------------------------------------------------------------------
           52,000  FICO STRIPS - COUPON,
                   5.47%, 11/2/15                                        30,390
--------------------------------------------------------------------------------
        2,000,000  FICO STRIPS - COUPON,
                   5.77%, 11/11/15                                    1,166,922
--------------------------------------------------------------------------------
          190,000  FICO STRIPS - COUPON,
                   5.16%, 12/6/15                                       110,354
--------------------------------------------------------------------------------
          125,000  FICO STRIPS - COUPON,
                   4.44%, 12/27/15                                       72,323
--------------------------------------------------------------------------------
        1,500,000  FHLMC STRIPS - COUPON,
                   5.45%, 1/15/16                                       866,331
--------------------------------------------------------------------------------
        5,000,000  FICO STRIPS - COUPON,
                   6.42%, 6/6/16                                      2,809,240
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $12,377,688)                                                   14,146,467
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.6%

          969,000  FHLB Discount Notes, 1.65%,
                   10/1/04(2)
(Cost $969,000)                                                         969,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 99.9%
(Cost $117,178,283)                                                 157,001,210
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                    162,169
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $157,163,379
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2020 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                 ---------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                     1 YEAR      5 YEARS    10 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        8.57%      11.32%      13.10%      10.50%        12/29/89
--------------------------------------------------------------------------------
11/15/20
STRIPS ISSUE          7.69%      11.79%      13.70%      10.44%(1)        --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX    4.96%       9.29%       9.60%       9.13%(1)        --
--------------------------------------------------------------------------------
Advisor Class         8.29%      11.05%        --         6.49%        10/19/98
--------------------------------------------------------------------------------

(1) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1994

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not.

------

Target 2020 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2020 returned 8.57%* for the fiscal year ended September 30, 2004, as
U.S. bonds rallied even though short-term interest rates increased for the first time since May 2000. The portfolio's return solidly outpaced the 7.69% gain of its benchmark, a coupon-based Treasury STRIPS issue maturing on November 15,
2020. (Please see page 16.) Of course, the fund's return is reduced by fees, while the benchmark's return is not.

ECONOMIC SUMMARY & PERSPECTIVE

U.S. economic growth (as measured by seasonally adjusted real gross domestic product) surged to an annualized 7.4% rate during the third quarter of 2003, driving up expectations for better times ahead. That pace proved unsustainable, however: ongoing terrorism and geopolitical concerns, record-high crudeoil prices, an economic "soft patch," U.S. political uncertainty, and slowing job growth during the latter part of the 12 months weighed on the economy. As a result, U.S. economic activity slowed to a still-respectable 3.7% annualized rate during the third quarter of 2004.

Interest rates rose in that environment as the Federal Reserve tried to limit the prospects for future inflation. Raising its short-term interest rate benchmark from the lowest level in decades, the Fed sent rates higher three times in 25-basis-point (0.25%) increments, leaving the federal funds rate at
1.75% by the end of September 2004.

MARKET SUMMARY & PERSPECTIVE

The softer-than-expected economic landscape and troubled geopolitical climate helped U.S. bonds perform remarkably well. Long-term zero-coupon bonds generally outperformed because their greater price sensitivities to interest rate changes allowed them to capture more appreciation as yields fell. In contrast, short-term bond yields rose as the Fed raised its overnight rate target.

Putting that market behavior into zero-coupon terms, yields on Treasury STRIPS maturing in 2020 fell by almost 15 basis points for the 12 months, while yields on Treasury STRIPS maturing in 2005 rose by more than 60 basis points.

PORTFOLIO POSITIONING & STRATEGIES

Target 2020 seeks the highest return consistent with investment in U.S.
Treasurys, and we attempted to accomplish that objective by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/04               9/30/03
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.62%                 4.82%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/20/20               8/5/20
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $108.07               $107.48
--------------------------------------------------------------------------------
(1) See graph on page 18.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2020 - Portfolio Commentary

Within that spectrum, we kept our eyes open for attractively valued Treasury
STRIPS, REFCORPs (Resolution Funding Corporation zero-coupon bonds), Federal
Judiciary zeros, and AID (Agency for International Development) zeros. We also looked for values among government agency bonds such as FICOs (Financing
Corporation zeros) and Government Trust Certificates, which often provide a little more yield than like-maturity Treasury STRIPS but are usually somewhat harder to buy and sell.

The accompanying table concerning types of investments in the portfolio shows the impact of those efforts on the portfolio's composition, while the table on the preceding page shows the resulting increase in Target 2020's anticipated value at maturity and weighted average maturity date.

Looking ahead, we will continue to pursue the fund's investment objective by investing primarily in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
REFCORP STRIPS                              61.9%                 63.1%
--------------------------------------------------------------------------------
Treasury STRIPS                             34.0%                 32.7%
--------------------------------------------------------------------------------
Other Treasurys                              0.3%                  0.1%
--------------------------------------------------------------------------------
TOTAL TREASURYS
& EQUIVALENTS                               96.2%                 95.9%
--------------------------------------------------------------------------------
Other Govt. Agencys                          1.7%                  1.6%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          1.7%                  1.6%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                          3.4%                  3.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.5%                  0.6%
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                                 100.1%                 99.7%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (0.1)%                  0.3%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2020

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2020 - Schedule of Investments

SEPTEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 96.2%

      $21,000,000  REFCORP STRIPS - COUPON,
                   6.36%, 1/15/19                                  $ 10,147,431
--------------------------------------------------------------------------------
          135,000  Federal Judiciary, 5.69%,
                   2/15/19                                               63,210
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 5.24%,
                   2/15/19                                              491,755
--------------------------------------------------------------------------------
          258,000  REFCORP STRIPS - COUPON,
                   6.21%, 4/15/19                                       122,694
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 5.26%,
                   5/15/19                                              484,337
--------------------------------------------------------------------------------
          289,000  Federal Judiciary, 5.73%,
                   8/15/19                                              131,220
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 5.26%,
                   8/15/19                                              477,677
--------------------------------------------------------------------------------
        4,000,000  STRIPS - COUPON, 5.83%,
                   11/15/19                                           1,881,564
--------------------------------------------------------------------------------
       23,674,000  REFCORP STRIPS - COUPON,
                   8.52%, 1/15/20                                    10,767,456
--------------------------------------------------------------------------------
        5,000,000  STRIPS - COUPON, 7.36%,
                   2/15/20                                            2,319,335
--------------------------------------------------------------------------------
       25,365,000  REFCORP STRIPS - COUPON,
                   6.17%, 4/15/20                                    11,360,958
--------------------------------------------------------------------------------
          396,000  AID Israel Government Bond,
                   5.91%, 5/15/20                                       174,104
--------------------------------------------------------------------------------
        7,188,000  STRIPS - COUPON, 7.51%,
                   5/15/20                                            3,282,860
--------------------------------------------------------------------------------
        2,000,000  STRIPS - PRINCIPAL, 6.14%,
                   5/15/20                                              916,216
--------------------------------------------------------------------------------
       38,418,000  REFCORP STRIPS - COUPON,
                   8.18%, 7/15/20                                    16,935,768
--------------------------------------------------------------------------------
       41,644,000  REFCORP STRIPS - PRINCIPAL,
                   6.43%, 7/15/20                                    18,414,476
--------------------------------------------------------------------------------
          115,000  Federal Judiciary, 6.19%,
                   8/15/20                                               48,653
--------------------------------------------------------------------------------
       14,135,000  STRIPS - COUPON, 6.26%,
                   8/15/20                                            6,355,492
--------------------------------------------------------------------------------
        5,000,000  STRIPS - PRINCIPAL, 6.21%,
                   8/15/20                                            2,255,110
--------------------------------------------------------------------------------
       33,406,000  REFCORP STRIPS - COUPON,
                   6.48%, 10/15/20                                   14,477,359
--------------------------------------------------------------------------------
        6,000,000  REFCORP STRIPS - PRINCIPAL,
                   6.64%, 10/15/20                                    2,611,098
--------------------------------------------------------------------------------
       42,407,000  STRIPS - COUPON, 6.87%,
                   11/15/20                                          18,740,258
--------------------------------------------------------------------------------
       35,482,000  REFCORP STRIPS - COUPON,
                   7.27%, 1/15/21                                    15,138,857
--------------------------------------------------------------------------------
       23,535,000  REFCORP STRIPS - PRINCIPAL,
                   5.82%, 1/15/21                                    10,078,840
--------------------------------------------------------------------------------
          100,000  Federal Judiciary, 5.83%,
                   2/15/21                                               40,874
--------------------------------------------------------------------------------
       15,750,000  STRIPS - COUPON, 5.71%,
                   2/15/21                                            6,861,598
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $10,500,000  STRIPS - COUPON, 6.08%,
                   5/15/21                                         $  4,509,414
--------------------------------------------------------------------------------
        5,000,000  STRIPS - PRINCIPAL, 5.85%,
                   5/15/21                                            2,150,820
--------------------------------------------------------------------------------
       10,000,000  STRIPS - PRINCIPAL, 5.81%,
                   8/15/21                                            4,247,410
--------------------------------------------------------------------------------
        2,000,000  STRIPS - COUPON, 5.30%,
                   11/15/21                                             834,582
--------------------------------------------------------------------------------
       11,000,000  STRIPS - PRINCIPAL, 5.42%,
                   11/15/21                                           4,597,868
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $137,833,485)                                                 170,919,294
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 3.4%

          535,000  FICO STRIPS - COUPON,
                   5.81%, 4/5/19                                        249,439
--------------------------------------------------------------------------------
        6,250,000  FHLMC STRIPS - COUPON,
                   6.30%, 1/15/20                                     2,751,213
--------------------------------------------------------------------------------
        7,683,000  Government Trust Certificates,
                   5.76%, 4/1/21                                      3,091,025
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $5,664,903)                                                     6,091,677
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.5%

          867,000  FHLB Discount Notes, 1.65%,
                   10/1/04(2)
(Cost $867,000)                                                         867,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.1%
(Cost $144,365,388)                                                 177,877,971
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.1)%                                                  (142,859)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $177,735,112
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at
maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2025 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                          -----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                            1 YEAR        5 YEARS       INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS              10.41%        10.81%         9.61%          2/15/96
--------------------------------------------------------------------------------
FUND BENCHMARK(1)            9.06%        11.09%        10.12%(2)          --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX           4.96%         9.29%        8.26%(2)           --
--------------------------------------------------------------------------------
Advisor Class               10.11%        10.55%        7.51%            6/1/98
--------------------------------------------------------------------------------

(1) The Investor Class benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when it was changed to an 11/15/25 STRIPS issue. The
    Advisor Class benchmark has been an 11/15/25 STRIPS issue since the class's inception.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996*

*Investor Class data from 2/15/96, the class's inception date. Benchmark and index data from 2/29/96, the date nearest the class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not.

------

Target 2025 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2025 returned 10.41%* for the fiscal year ended September 30, 2004, as
U.S. bonds rallied even though short-term interest rates increased for the first time since May 2000. The portfolio's return solidly outpaced the 9.06% gain of its benchmark, a coupon-based Treasury STRIPS issue maturing on November 15,
2025. (Please see page 20.) Of course, the fund's return is reduced by fees, while the benchmark's return is not.

ECONOMIC SUMMARY & PERSPECTIVE

U.S. economic growth (as measured by seasonally adjusted real gross domestic product) surged to an annualized 7.4% rate during the third quarter of 2003, driving up expectations for better times ahead. That pace proved unsustainable, however: ongoing terrorism and geopolitical concerns, record-high crude oil prices, an economic "soft patch," U.S. political uncertainty, and slowing job growth during the latter part of the 12 months weighed on the economy. As a result, U.S. economic activity slowed to a still-respectable 3.7% annualized rate during the third quarter of 2004.

Interest rates rose in that environment as the Federal Reserve tried to limit the prospects for future inflation. Raising its short-term interest rate benchmark from the lowest level in decades, the Fed sent rates higher three times in 25-basis-point (0.25%) increments, leaving the federal funds rate at
1.75% by the end of September 2004.

MARKET SUMMARY & PERSPECTIVE

The softer-than-expected economic landscape and troubled geopolitical climate helped U.S. bonds perform remarkably well. Long-term zero-coupon bonds generally outperformed because their greater price sensitivities to interest rate changes allowed them to capture more appreciation as yields fell. In contrast, short-term bond yields rose as the Fed raised its overnight rate target.

Putting that market behavior into zero-coupon terms, yields on Treasury STRIPS maturing in 2025 fell by a little more than 15 basis points for the 12 months, while yields on Treasury STRIPS maturing in 2005 rose by more than 60 basis points.

PORTFOLIO POSITIONING & STRATEGIES

Target 2025 seeks the highest return consistent with investment in U.S.
Treasurys, and we attempted to accomplish that objective by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/04               9/30/03
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.79%                 5.01%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              9/27/25               9/2/25
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $118.37               $117.43
--------------------------------------------------------------------------------
(1) See graph on page 22.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2025 - Portfolio Commentary

Along those lines, we kept the portfolio concentrated in REFCORPs (Resolution
Funding Corporation zero-coupon bonds) and Treasury STRIPS, sometimes selling one for the other as attractive opportunities arose. We also looked for values among government agency zeros, which often provide a little more yield than like-maturity Treasury STRIPS but are usually somewhat harder to buy and sell.
But those collective strategies were hampered by the fund's sizable cash outflows, which we met by selling a variety of various-maturity zero-coupon bonds.

The accompanying table concerning types of investments in the portfolio shows the impact of those efforts on the portfolio's composition, while the table on the preceding page shows the resulting increase in Target 2025's anticipated value at maturity and weighted average maturity date.

Looking ahead, we will continue to pursue the fund's investment objective by investing primarily in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
REFCORP STRIPS                              64.4%                 70.1%
--------------------------------------------------------------------------------
Treasury STRIPS                             32.6%                 27.8%
--------------------------------------------------------------------------------
TOTAL TREASURYS
& EQUIVALENTS                               97.0%                 97.9%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          3.1%                  2.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.1%                  0.2%
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                                 100.2%                100.3%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (0.2)%                (0.3)%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2025

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2025 - Schedule of Investments

SEPTEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 97.0%

      $ 9,650,000  REFCORP STRIPS - COUPON,
                   6.56%, 1/15/24                                   $ 3,445,687
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 5.71%,
                   2/15/24                                              365,748
--------------------------------------------------------------------------------
        1,560,000  REFCORP STRIPS - COUPON,
                   6.66%, 4/15/24                                       548,655
--------------------------------------------------------------------------------
        3,000,000  STRIPS - COUPON, 5.48%,
                   5/15/24                                            1,081,026
--------------------------------------------------------------------------------
          926,000  REFCORP STRIPS - COUPON,
                   7.10%, 7/15/24                                       321,182
--------------------------------------------------------------------------------
        5,000,000  STRIPS - COUPON, 6.50%,
                   8/15/24                                            1,778,430
--------------------------------------------------------------------------------
       13,184,000  REFCORP STRIPS - COUPON,
                   7.30%, 10/15/24                                    4,518,500
--------------------------------------------------------------------------------
        8,600,000  STRIPS - COUPON, 5.83%,
                   11/15/24                                           3,025,402
--------------------------------------------------------------------------------
        1,600,000  STRIPS - PRINCIPAL, 7.26%,
                   11/15/24                                             565,059
--------------------------------------------------------------------------------
       13,050,000  REFCORP STRIPS - COUPON,
                   7.28%, 1/15/25                                     4,410,926
--------------------------------------------------------------------------------
          900,000  STRIPS - COUPON, 7.27%,
                   2/15/25                                              311,900
--------------------------------------------------------------------------------
        3,000,000  STRIPS - PRINCIPAL, 7.28%,
                   2/15/25                                            1,043,799
--------------------------------------------------------------------------------
       16,688,000  REFCORP STRIPS - COUPON,
                   7.11%, 4/15/25                                     5,555,252
--------------------------------------------------------------------------------
        7,500,000  STRIPS - COUPON, 6.04%,
                   5/15/25                                            2,560,425
--------------------------------------------------------------------------------
       15,349,000  REFCORP STRIPS - COUPON,
                   6.76%, 7/15/25                                     5,038,754
--------------------------------------------------------------------------------
        5,500,000  STRIPS - COUPON, 5.98%,
                   8/15/25                                            1,853,341
--------------------------------------------------------------------------------
        4,850,000  STRIPS - PRINCIPAL, 6.54%,
                   8/15/25                                            1,644,315
--------------------------------------------------------------------------------
       16,493,000  REFCORP STRIPS - COUPON,
                   7.21%, 10/15/25                                    5,342,841
--------------------------------------------------------------------------------
       12,670,000  STRIPS - COUPON, 6.27%,
                   11/15/25                                           4,214,168
--------------------------------------------------------------------------------
       25,035,000  REFCORP STRIPS - COUPON,
                   7.08%, 1/15/26                                     8,002,087
--------------------------------------------------------------------------------
       10,299,000  STRIPS - COUPON, 6.10%,
                   2/15/26                                            3,381,203
--------------------------------------------------------------------------------
        2,000,000  STRIPS - PRINCIPAL, 5.69%,
                   2/15/26                                              660,724
--------------------------------------------------------------------------------
       29,174,000  REFCORP STRIPS - COUPON,
                   6.80%, 4/15/26                                     9,200,984
--------------------------------------------------------------------------------
        4,991,000  STRIPS - COUPON, 6.12%,
                   5/15/26                                            1,617,354
--------------------------------------------------------------------------------
       31,767,000  REFCORP STRIPS - COUPON,
                   7.29%, 7/15/26                                     9,871,595
--------------------------------------------------------------------------------
       11,600,000  STRIPS - COUPON, 6.23%,
                   8/15/26                                            3,702,476
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,000,000  STRIPS - PRINCIPAL, 6.44%,
                   8/15/26                                          $   641,084
--------------------------------------------------------------------------------
       11,739,000  REFCORP STRIPS - COUPON,
                   7.35%, 10/15/26                                    3,596,700
--------------------------------------------------------------------------------
        6,000,000  STRIPS - COUPON, 5.73%,
                   11/15/26                                           1,890,240
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $68,263,681)                                                   90,189,857
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 3.1%

           10,000  FNMA STRIPS - COUPON,
                   6.14%, 4/8/24                                          3,223
--------------------------------------------------------------------------------
        1,000,000  TVA STRIPS - COUPON,
                   6.58%, 5/1/24                                        328,456
--------------------------------------------------------------------------------
        5,099,000  FNMA STRIPS - COUPON,
                   5.98%, 3/23/25                                     1,551,957
--------------------------------------------------------------------------------
        1,092,000  TVA STRIPS - COUPON,
                   6.12%, 11/1/25                                       327,942
--------------------------------------------------------------------------------
        2,376,000  TVA STRIPS - PRINCIPAL,
                   6.50%, 11/1/25                                       717,457
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $2,734,772)                                                     2,929,035
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%

          103,000  FHLB Discount Notes, 1.65%,
                   10/1/04(2)
(Cost $103,000)                                                         103,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.2%
(Cost $71,101,453)                                                   93,221,892
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.2)%                                                  (204,216)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $93,017,676
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at
maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2030 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                                    --------------
                                                    AVERAGE ANNUAL
                                                       RETURNS
--------------------------------------------------------------------------------
                                                        SINCE          INCEPTION
                                     1 YEAR           INCEPTION           DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                        9.65%           10.24%             6/1/01
--------------------------------------------------------------------------------
5/15/30 STRIPS ISSUE                  8.65%           10.74%(1)            --
--------------------------------------------------------------------------------
MERRILL LYNCH 10+ YEAR
TREASURY TOTAL RETURN INDEX           4.96%           9.16%(1)             --
--------------------------------------------------------------------------------
C Class                               8.63%           8.15%             10/8/01
--------------------------------------------------------------------------------

(1) Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 1, 2001*

*Investor Class data from 6/1/01, the class's inception date. Benchmark and index data from 5/31/01, the date nearest the class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not.

------

Target 2030 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2030 returned 9.65%* for the fiscal year ended September 30, 2004, as
U.S. bonds rallied even though short-term interest rates increased for the first time since May 2000. The portfolio's return solidly outpaced the 8.65% gain of its benchmark, a coupon-based Treasury STRIPS issue maturing on May 15, 2030.
(Please see page 24.) Of course, the fund's return is reduced by fees, while the benchmark's return is not.

ECONOMIC SUMMARY & PERSPECTIVE

U.S. economic growth (as measured by seasonally adjusted real gross domestic product) surged to an annualized 7.4% rate during the third quarter of 2003, driving up expectations for better times ahead. That pace proved unsustainable, however: ongoing terrorism and geopolitical concerns, record-high crude oil prices, an economic "soft patch," U.S. political uncertainty, and slowing job growth during the latter part of the 12 months weighed on the economy. As a result, U.S. economic activity slowed to a still-respectable 3.7% annualized rate during the third quarter of 2004.

Interest rates rose in that environment as the Federal Reserve tried to limit the prospects for future inflation. Raising its short-term interest rate benchmark from the lowest level in decades, the Fed sent rates higher three times in 25-basis-point (0.25%) increments, leaving the federal funds rate at
1.75% by the end of September 2004.

MARKET SUMMARY & PERSPECTIVE

The softer-than-expected economic landscape and troubled geopolitical climate helped U.S. bonds perform remarkably well. Long-term zero-coupon bonds generally outperformed because their greater price sensitivities to interest rate changes allowed them to capture more appreciation as yields fell. In contrast, short-term bond yields rose as the Fed raised its overnight rate target.

Putting that market behavior into zero-coupon terms, yields on Treasury STRIPS maturing in 2030 fell by a little more than 10 basis points for the 12 months, while yields on Treasury STRIPS maturing in 2005 rose by more than 60 basis points.

PORTFOLIO POSITIONING & STRATEGIES

Target 2030 seeks the highest return consistent with investment in U.S.
Treasurys, and we attempted to accomplish that objective by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/04               9/30/03
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.78%                 4.90%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              2/22/30               2/11/30
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $105.52               $105.70
--------------------------------------------------------------------------------
(1) See graph on page 26.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2030 - Portfolio Commentary

Along those lines, we kept the portfolio concentrated in REFCORPs (Resolution
Funding Corporation zero-coupon bonds) and Treasury STRIPS, sometimes selling one for the other as attractive opportunities arose. We also shopped for values among government agency zeros, which often provide a little more yield than like-maturity Treasury STRIPS but are usually somewhat harder to buy and sell.
But those strategies were hampered by the fund's cash outflows, which we met by selling a variety of various-maturity zero-coupon bonds.

The accompanying table concerning types of investments in the portfolio shows the impact of those efforts on the portfolio's composition, while the table on the preceding page shows the resulting increase in Target 2030's weighted average maturity date and decrease in its anticipated value at maturity.

Looking ahead, we will continue to pursue the fund's investment objective by investing primarily in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
REFCORP STRIPS                              56.8%                 53.7%
--------------------------------------------------------------------------------
Treasury STRIPS                             32.2%                 34.8%
--------------------------------------------------------------------------------
TOTAL TREASURYS
& EQUIVALENTS                               89.0%                 88.5%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          9.6%                 10.8%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  1.1%                   --
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                                  99.7%                 99.3%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                              0.3%                  0.7%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2030

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2030 - Schedule of Investments

SEPTEMBER 30, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 89.0%

       $2,500,000  REFCORP STRIPS - COUPON,
                   5.64%, 1/15/29                                   $   682,580
--------------------------------------------------------------------------------
          478,000  STRIPS - COUPON, 5.80%,
                   2/15/29                                              134,855
--------------------------------------------------------------------------------
          200,000  STRIPS - COUPON, 5.88%,
                   5/15/29                                               55,831
--------------------------------------------------------------------------------
        3,000,000  REFCORP STRIPS - COUPON,
                   6.27%, 7/15/29                                       800,727
--------------------------------------------------------------------------------
          620,000  STRIPS - COUPON, 5.82%,
                   8/15/29                                              170,848
--------------------------------------------------------------------------------
          250,000  STRIPS - PRINCIPAL, 5.35%,
                   8/15/29                                               68,890
--------------------------------------------------------------------------------
        1,632,000  STRIPS - COUPON, 5.74%,
                   11/15/29                                             444,292
--------------------------------------------------------------------------------
        6,608,000  REFCORP STRIPS - COUPON,
                   6.04%, 1/15/30                                     1,719,739
--------------------------------------------------------------------------------
        2,000,000  REFCORP STRIPS - PRINCIPAL,
                   5.83%, 1/15/30                                       521,244
--------------------------------------------------------------------------------
          430,000  STRIPS - COUPON, 5.80%,
                   2/15/30                                              115,653
--------------------------------------------------------------------------------
        6,166,000  REFCORP STRIPS - COUPON,
                   6.24%, 4/15/30                                     1,584,791
--------------------------------------------------------------------------------
        8,000,000  REFCORP STRIPS - PRINCIPAL,
                   5.65%, 4/15/30                                     2,060,728
--------------------------------------------------------------------------------
        5,997,000  STRIPS - COUPON, 5.77%,
                   5/15/30                                            1,593,515
--------------------------------------------------------------------------------
        3,500,000  STRIPS - PRINCIPAL, 5.67%,
                   5/15/30                                              932,341
--------------------------------------------------------------------------------
        2,167,000  STRIPS - COUPON, 5.41%,
                   8/15/30                                              568,415
--------------------------------------------------------------------------------
          340,000  STRIPS - COUPON, 5.80%,
                   2/15/31                                               86,907
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $10,208,080)                                                   11,541,356
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 9.6%

       $1,000,000  FHLMC STRIPS - COUPON,
                   5.80%, 1/15/30                                   $   241,964
--------------------------------------------------------------------------------
        2,562,000  TVA STRIPS - PRINCIPAL,
                   6.32%, 5/1/30                                        600,753
--------------------------------------------------------------------------------
        1,000,000  FHLMC STRIPS - COUPON,
                   6.31%, 9/15/30                                       233,122
--------------------------------------------------------------------------------
          750,000  FHLMC STRIPS - COUPON,
                   5.77%, 7/15/31                                       166,845
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $1,119,876)                                                     1,242,684
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.1%

          148,000  FHLB Discount Notes, 1.65%,
                   10/1/04(2)
(Cost $148,000)                                                         148,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 99.7%
(Cost $11,475,956)                                                   12,932,040
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3%                                     39,351
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $12,971,391
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicates is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information , together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your funds and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------
                                                                         EXPENSES PAID
                                       BEGINNING           ENDING        DURING PERIOD*   ANNUALIZED
                                      ACCOUNT VALUE     ACCOUNT VALUE       4/1/04 -        EXPENSE
                                         4/1/04            9/30/04           9/30/04        RATIO*
----------------------------------------------------------------------------------------------------
TARGET 2005 SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------------
Investor Class                           $1,000           $997.10            $2.90           0.58%
----------------------------------------------------------------------------------------------------
Advisor Class                            $1,000           $995.80            $4.14           0.83%
----------------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------------
Investor Class                           $1,000         $1,022.10            $2.93           0.58%
----------------------------------------------------------------------------------------------------
Advisor Class                            $1,000         $1,020.85            $4.19           0.83%
----------------------------------------------------------------------------------------------------
TARGET 2010 SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------------
Investor Class                           $1,000           $993.90            $2.89           0.58%
----------------------------------------------------------------------------------------------------
Advisor Class                            $1,000           $992.60            $4.13           0.83%
----------------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------------
Investor Class                           $1,000         $1,022.10            $2.93           0.58%
----------------------------------------------------------------------------------------------------
Advisor Class                            $1,000         $1,020.85            $4.19           0.83%
----------------------------------------------------------------------------------------------------
TARGET 2015 SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------------
Investor Class                           $1,000         $1,009.40            $2.91           0.58%
----------------------------------------------------------------------------------------------------
Advisor Class                            $1,000         $1,008.10            $4.17           0.83%
----------------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------------
Investor Class                           $1,000         $1,022.10            $2.93           0.58%
----------------------------------------------------------------------------------------------------
Advisor Class                            $1,000         $1,020.85            $4.19           0.83%
----------------------------------------------------------------------------------------------------
*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

                                                                     (continued)

------

Shareholder Fee Example (Unaudited)

----------------------------------------------------------------------------------------------------
                                       BEGINNING           ENDING        DURING PERIOD*   ANNUALIZED
                                      ACCOUNT VALUE     ACCOUNT VALUE       4/1/04 -        EXPENSE
                                         4/1/04            9/30/04           9/30/04        RATIO*
----------------------------------------------------------------------------------------------------
TARGET 2020 SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------------
Investor Class                           $1,000         $1,014.90            $2.82           0.56%
----------------------------------------------------------------------------------------------------
Advisor Class                            $1,000         $1,013.60            $4.18           0.83%
----------------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------------
Investor Class                           $1,000         $1,022.20            $2.83           0.56%
----------------------------------------------------------------------------------------------------
Advisor Class                            $1,000         $1,020.85            $4.19           0.83%
----------------------------------------------------------------------------------------------------
TARGET 2025 SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------------
Investor Class                           $1,000         $1,026.20            $2.89           0.57%
----------------------------------------------------------------------------------------------------
Advisor Class                            $1,000         $1,024.70            $4.20           0.83%
----------------------------------------------------------------------------------------------------
HYPOTHETICAL
-----------------------------------------------------------
Investor Class                           $1,000         $1,022.15            $2.88           0.57%
----------------------------------------------------------------------------------------------------
Advisor Class                            $1,000         $1,020.85            $4.19           0.83%
----------------------------------------------------------------------------------------------------
TARGET 2030 SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------------
Investor Class                           $1,000         $1,021.80            $2.93           0.58%
----------------------------------------------------------------------------------------------------
C Class                                  $1,000         $1,016.70            $7.97           1.58%
----------------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------------
Investor Class                           $1,000         $1,022.10            $2.93           0.58%
----------------------------------------------------------------------------------------------------
C Class                                  $1,000         $1,017.10            $7.97           1.58%
----------------------------------------------------------------------------------------------------
*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------

Statement of Assets and Liabilities

SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------
                                                TARGET 2005         TARGET 2010        TARGET 2015
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $328,180,757, $199,644,586
and $117,178,283, respectively)                 $333,785,796        $220,841,364       $157,001,210
-----------------------------------------
Cash                                                     628                 441              1,054
-----------------------------------------
Receivable for capital shares sold                   358,406             468,747            317,421
----------------------------------------------------------------------------------------------------
                                                 334,144,830         221,310,552        157,319,685
----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------
Payable for capital shares redeemed                  143,130             488,542             82,974
-----------------------------------------
Accrued management fees                              154,154             102,908             72,986
-----------------------------------------
Distribution fees payable                              3,475               1,005                173
-----------------------------------------
Service fees payable                                   3,475               1,005                173
----------------------------------------------------------------------------------------------------
                                                     304,234             593,460            156,306
----------------------------------------------------------------------------------------------------
NET ASSETS                                      $333,840,596        $220,717,092       $157,163,379
====================================================================================================
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Capital paid in                                 $317,125,030        $188,587,467       $109,307,708
-----------------------------------------
Undistributed net investment income                9,272,068           7,174,195          5,238,420
-----------------------------------------
Undistributed net realized gain
on investment transactions                         1,838,459           3,758,652          2,794,324
-----------------------------------------
Net unrealized appreciation
on investments                                     5,605,039          21,196,778         39,822,927
----------------------------------------------------------------------------------------------------
                                                $333,840,596        $220,717,092       $157,163,379
====================================================================================================
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
Net assets                                      $316,913,696        $215,620,707       $156,287,233
-----------------------------------------
Shares outstanding                                 3,184,810           2,487,024          2,167,544
-----------------------------------------
Net asset value per share                             $99.51              $86.70             $72.10
----------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
Net assets                                       $16,926,900          $5,096,385           $876,146
-----------------------------------------
Shares outstanding                                   172,657              59,604             12,307
-----------------------------------------
Net asset value per share                             $98.04              $85.50             $71.19
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------
                                                TARGET 2020          TARGET 2025        TARGET 2030
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $144,365,388, $71,101,453
and $11,475,956, respectively)                  $177,877,971         $93,221,892        $12,932,040
-----------------------------------------
Cash                                                     789                 526                247
-----------------------------------------
Receivable for capital shares sold                   630,364             217,003            117,448
----------------------------------------------------------------------------------------------------
                                                 178,509,124          93,439,421         13,049,735
----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Payable for capital shares redeemed                  693,336             371,623             71,410
-----------------------------------------
Accrued management fees                               79,372              49,886              6,070
-----------------------------------------
Distribution fees payable                                652                 118                648
-----------------------------------------
Service fees payable                                     652                 118                216
----------------------------------------------------------------------------------------------------
                                                     774,012             421,745             78,344
----------------------------------------------------------------------------------------------------
NET ASSETS                                      $177,735,112         $93,017,676        $12,971,391
====================================================================================================
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Capital paid in                                 $135,062,945         $56,365,849        $11,298,668
-----------------------------------------
Undistributed net investment income                5,895,662           3,844,304            368,406
-----------------------------------------
Accumulated undistributed net realized
gain (loss) on investment transactions             3,263,922          10,687,084           (151,767)
-----------------------------------------
Net unrealized appreciation
on investments                                    33,512,583          22,120,439          1,456,084
----------------------------------------------------------------------------------------------------
                                                $177,735,112         $93,017,676        $12,971,391
====================================================================================================
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
Net assets                                      $173,661,737         $92,440,158        $12,250,622
-----------------------------------------
Shares outstanding                                 3,319,307           2,110,568            384,841
-----------------------------------------
Net asset value per share                             $52.32              $43.80             $31.83
----------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
Net assets                                        $4,073,375            $577,518                 --
-----------------------------------------
Shares outstanding                                    78,945              13,386                 --
-----------------------------------------
Net asset value per share                             $51.60              $43.14                 --
----------------------------------------------------------------------------------------------------
C CLASS
----------------------------------------------------------------------------------------------------
Net assets                                               N/A                 N/A           $720,769
-----------------------------------------
Shares outstanding                                       N/A                 N/A             20,025
-----------------------------------------
Net asset value per share                                N/A                 N/A             $35.99
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------
                                                TARGET 2005          TARGET 2010        TARGET 2015
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
INCOME:
-----------------------------------------
Interest                                        $ 15,014,891         $11,336,495        $ 7,936,290
-----------------------------------------
Securities lending                                    25,113              18,878              5,254
----------------------------------------------------------------------------------------------------
                                                  15,040,004          11,355,373          7,941,544
----------------------------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------
Management fees                                    2,000,597           1,325,661            831,142
-----------------------------------------
Distribution fees -- Advisor Class                    34,072              10,765              1,519
-----------------------------------------
Service fees -- Advisor Class                         34,072              10,765              1,519
-----------------------------------------
Trustees' fees and expenses                           20,205              13,294              8,172
-----------------------------------------
Other expenses                                           739                 501                355
----------------------------------------------------------------------------------------------------
                                                   2,089,685           1,360,986            842,707
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                             12,950,319           9,994,387          7,098,837
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------
Net realized gain on
investment transactions                            1,951,270           4,011,152          3,611,522
-----------------------------------------
Change in net unrealized
appreciation on investments                      (13,466,088)         (8,768,373)        (1,390,015)
----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)          (11,514,818)         (4,757,221)         2,221,507
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                       $  1,435,501         $ 5,237,166        $ 9,320,344
====================================================================================================

See Notes to Financial Statements.                                 (continued)

------

Statement of Operations

YEAR ENDED SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------
                                                TARGET 2020          TARGET 2025        TARGET 2030
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
INCOME:
-----------------------------------------
Interest                                         $ 9,096,292         $ 6,364,744         $  692,468
-----------------------------------------
Securities lending                                     8,970               4,757                443
----------------------------------------------------------------------------------------------------
                                                   9,105,262           6,369,501            692,911
----------------------------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------
Management fees                                      948,332             684,825             73,664
-----------------------------------------
Distribution fees:
-----------------------------------------
  Advisor Class                                       10,633               1,534                 --
-----------------------------------------
  C Class                                                 --                  --              9,123
-----------------------------------------
Service fees:
-----------------------------------------
  Advisor Class                                       10,633               1,534                 --
-----------------------------------------
  C Class                                                 --                  --              3,439
-----------------------------------------
Trustees' fees and expenses                            9,616               6,931                730
-----------------------------------------
Other expenses                                           348                 296                 27
----------------------------------------------------------------------------------------------------
                                                     979,562             695,120             86,983
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                              8,125,700           5,674,381            605,928
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------
Net realized gain on
investment transactions                            5,099,132          11,539,662            194,707
-----------------------------------------
Change in net unrealized
appreciation on investments                       (1,540,033)         (7,135,839)           301,551
----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                   3,559,099           4,403,823            496,258
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                        $11,684,799         $10,078,204         $1,102,186
====================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2004 AND SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------
                                            TARGET 2005                        TARGET 2010
----------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                 2004             2003              2004             2003
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income              $ 12,950,319     $ 16,074,740      $  9,994,387     $ 12,466,132
--------------------------------
Net realized gain                     1,951,270       13,388,467         4,011,152       15,708,671
--------------------------------
Change in net
unrealized appreciation             (13,466,088)     (17,689,045)       (8,768,373)     (16,985,077)
----------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations             1,435,501       11,774,162         5,237,166       11,189,726
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
--------------------------------
  Investor Class                    (14,721,752)     (17,198,591)      (11,620,919)     (12,962,840)
--------------------------------
  Advisor Class                        (429,446)        (211,715)         (177,188)         (84,351)
--------------------------------
From net realized gains:
--------------------------------
  Investor Class                     (7,156,315)              --       (13,334,438)      (8,216,695)
--------------------------------
  Advisor Class                        (222,502)              --          (215,329)         (56,696)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                  (22,530,015)     (17,410,306)      (25,347,874)     (21,320,582)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions          (40,403,408)     (33,846,874)      (25,587,914)     (40,363,750)
----------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS          (61,497,922)     (39,483,018)      (45,698,622)     (50,494,606)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                 395,338,518      434,821,536       266,415,714      316,910,320
----------------------------------------------------------------------------------------------------
End of period                      $333,840,596     $395,338,518      $220,717,092     $266,415,714
====================================================================================================

Undistributed net
investment income                    $9,272,068      $11,472,947        $7,174,195       $8,980,947
====================================================================================================

See Notes to Financial Statements.                                 (continued)

------

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2004 AND SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------
                                            TARGET 2015                        TARGET 2020
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS      2004             2003              2004             2003
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income              $  7,098,837     $  7,868,294      $  8,125,700     $  9,361,006
--------------------------------
Net realized gain                     3,611,522        4,020,828         5,099,132       10,045,020
--------------------------------
Change in net
unrealized appreciation              (1,390,015)      (6,327,621)       (1,540,033)     (13,360,951)
----------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations             9,320,344        5,561,501        11,684,799        6,045,075
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
--------------------------------
  Investor Class                     (7,662,855)      (7,250,965)       (8,862,678)      (9,509,100)
--------------------------------
  Advisor Class                         (25,211)          (6,379)         (138,875)         (83,302)
--------------------------------
From net realized gains:
--------------------------------
  Investor Class                     (4,598,596)        (397,257)       (9,443,184)     (15,035,459)
--------------------------------
  Advisor Class                         (15,895)            (369)         (155,798)        (138,771)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                  (12,302,557)      (7,654,970)      (18,600,535)     (24,766,632)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                   10,381,710      (23,660,724)          946,176       (9,776,301)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                         7,399,497      (25,754,193)       (5,969,560)     (28,497,858)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                 149,763,882      175,518,075       183,704,672      212,202,530
----------------------------------------------------------------------------------------------------
End of period                      $157,163,379     $149,763,882      $177,735,112     $183,704,672
====================================================================================================

Undistributed net
investment income                    $5,238,420       $5,827,649        $5,895,662       $6,771,515
====================================================================================================

See Notes to Financial Statements.                                 (continued)

------

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2004 AND SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------
                                            TARGET 2025                        TARGET 2030
----------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                 2004             2003              2004             2003
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income              $  5,674,381     $  8,218,366       $   605,928      $   791,330
--------------------------------
Net realized gain                    11,539,662        7,256,023           194,707          312,082
--------------------------------
Change in net
unrealized appreciation              (7,135,839)     (13,807,125)          301,551       (1,294,810)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets resulting
from operations                      10,078,204        1,667,264         1,102,186         (191,398)
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
--------------------------------
  Investor Class                     (7,344,210)     (10,606,108)         (697,161)        (674,826)
--------------------------------
  Advisor Class                         (24,714)         (19,699)               --               --
--------------------------------
  C Class                                    --               --           (69,541)         (51,305)
--------------------------------
From net realized gains:
--------------------------------
  Investor Class                     (7,675,261)     (12,164,702)         (588,906)         (22,052)
--------------------------------
  Advisor Class                         (27,221)         (23,651)               --               --
--------------------------------
  C Class                                    --               --           (68,996)          (2,019)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                  (15,071,406)     (22,814,160)       (1,424,604)        (750,202)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions          (54,285,737)     (44,951,493)       (3,273,148)      (4,345,906)
----------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS          (59,278,939)     (66,098,389)       (3,595,566)      (5,287,506)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                 152,296,615      218,395,004        16,566,957       21,854,463
----------------------------------------------------------------------------------------------------
End of period                      $ 93,017,676     $152,296,615       $12,971,391      $16,566,957
====================================================================================================

Undistributed net
investment income                    $3,844,304       $5,538,847          $368,406         $529,180
====================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

SEPTEMBER 30, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. The trust is composed of the following series: Target 2005 Fund (2005), Target 2010 Fund (2010), Target 2015 Fund
(2015), Target 2020 Fund (2020), Target 2025 Fund (2025), and Target 2030 Fund
(2030) (collectively, the funds). The funds are diversified under the 1940 Act.
Each fund seeks to provide the highest return consistent with investment in U.S.
Treasury securities. Each fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents and may invest up to 20% of its assets in
AAA-rated zero-coupon U.S. Government Agency securities. Each fund will be liquidated near the end of its target maturity year. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class and the
Advisor Class. 2030 is authorized to issue the Investor Class, the Advisor Class and the C Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective shareholder sales charges and servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the Advisor Class for 2030 had not commenced as of September 30, 2004.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the investment manager, American Century Investment
Management, Inc. (ACIM), determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Trustees if such fair value determination would materially impact a fund's net asset value. Valuations may not be readily available if, for example:
an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REVERSE SHARE SPLITS -- The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per-share amount of the annual dividend and capital gain distribution, if any. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American
Century family of funds. The rates for the Investment Category Fee range from
0.2425% to 0.3600% and the rates for the Complex Fee (Investor Class and C
Class) range from 0.2500% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range.

For the year ended September 30, 2004, the effective annual management fee for the Investor Class, the Advisor Class and the C Class was 0.58%, 0.33% and
0.58%, respectively, for each of the funds, as applicable, with the exception of the Investor Class in 2020. The effective annual management fee for the Investor
Class of 2020 was 0.57% for the year ended September 30, 2004. Fund 2020 and
2025 received $22,669 and $8,239, respectively, from ACIM for reimbursement of management fees related to a correction of the calculation of these fees.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for the C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor
Class and C Class will pay American Century Investment Services, Inc. (ACIS) an
annual distribution fee of 0.25% and 0.75%, respectively, and an annual service fee of 0.25%. Effective January 2, 2004, the distribution fee for the C Class increased from 0.50% to 0.75%. This increase was approved by shareholders on
October 17, 2003.

The fees are computed and accrued daily based on each class's daily net assets, and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/ dealers or other independent financial intermediaries for C
Class shares. Fees incurred under the plans during the year ended September 30,
2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2004

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
September 30, 2004, were as follows:

--------------------------------------------------------------------------------
                              2005               2010                 2015
--------------------------------------------------------------------------------
Purchases                  $82,030,207        $35,346,532         $17,342,645
--------------------------------------------------------------------------------
Proceeds from sales       $153,479,681        $88,006,687         $21,151,175
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              2020               2025                 2030
--------------------------------------------------------------------------------
Purchases                  $43,481,880        $28,143,151          $4,900,839
--------------------------------------------------------------------------------
Proceeds from sales        $60,468,354        $97,749,531          $9,897,820
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

-----------------------------------------------------------------------------------------------------
                                                     2005                           2010
-----------------------------------------------------------------------------------------------------
                                            SHARES          AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004
---------------------------------------
Sold                                         515,077    $  51,066,151       529,901     $ 44,680,278
---------------------------------------
Issued in reinvestment of distributions      227,232       21,121,186       321,334       24,267,120
---------------------------------------
Redeemed                                  (1,216,858)    (120,606,584)   (1,145,535)     (96,327,497)
---------------------------------------
Reverse share split                         (234,882)              --      (329,528)              --
-----------------------------------------------------------------------------------------------------
Net decrease                                (709,431)   $ (48,419,247)     (623,828)    $(27,380,099)
=====================================================================================================
YEAR ENDED SEPTEMBER 30, 2003
---------------------------------------
Sold                                       1,194,513    $ 116,054,133     1,412,390    $ 115,503,727
---------------------------------------
Issued in reinvestment of distributions      181,368       16,644,184       283,253       20,688,789
---------------------------------------
Redeemed                                  (1,754,042)    (170,923,636)   (2,177,609)    (178,223,694)
---------------------------------------
Reverse share split                         (187,162)              --      (289,489)              --
-----------------------------------------------------------------------------------------------------
Net decrease                                (565,323)   $ (38,225,319)     (771,455)   $ (42,031,178)
=====================================================================================================
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004
---------------------------------------
Sold                                         151,009      $14,772,165        47,972      $ 3,993,649
---------------------------------------
Issued in reinvestment of distributions        5,118          470,526         4,010          299,723
---------------------------------------
Redeemed                                     (73,885)      (7,226,852)      (30,239)      (2,501,187)
---------------------------------------
Reverse share split                           (6,975)              --        (5,128)              --
-----------------------------------------------------------------------------------------------------
Net increase                                  75,267      $ 8,015,839        16,615      $ 1,792,185
=====================================================================================================
YEAR ENDED SEPTEMBER 30, 2003
---------------------------------------
Sold                                          96,533      $ 9,350,434        47,846      $ 3,905,881
---------------------------------------
Issued in reinvestment of distributions        1,707          155,338         1,437          104,191
---------------------------------------
Redeemed                                     (53,030)      (5,127,327)      (28,758)      (2,342,644)
---------------------------------------
Reverse share split                           (2,302)              --        (1,910)              --
-----------------------------------------------------------------------------------------------------
Net increase                                  42,908      $ 4,378,445        18,615      $ 1,667,428
=====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

-----------------------------------------------------------------------------------------------------
                                                     2015                           2020
-----------------------------------------------------------------------------------------------------
                                            SHARES          AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004
---------------------------------------
Sold                                         627,965     $ 43,061,127     1,242,228    $  61,130,052
---------------------------------------
Issued in reinvestment of distributions      192,720       11,910,104       407,716       17,658,173
---------------------------------------
Redeemed                                    (663,831)     (44,966,165)   (1,658,691)     (79,835,695)
---------------------------------------
Reverse share split                         (197,915)              --      (421,095)              --
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                      (41,061)    $ 10,005,066     (429,842)    $ (1,047,470)
=====================================================================================================
YEAR ENDED SEPTEMBER 30, 2003
---------------------------------------
Sold                                       1,253,675    $  82,252,369     1,959,328    $  91,533,245
---------------------------------------
Issued in reinvestment of distributions      126,161        7,443,498       619,668       23,906,778
---------------------------------------
Redeemed                                  (1,757,311)    (113,762,791)   (2,756,017)    (127,213,517)
---------------------------------------
Reverse share split                         (129,463)              --      (634,133)              --
-----------------------------------------------------------------------------------------------------
Net decrease                                (506,938)   $ (24,066,924)     (811,154)   $ (11,773,494)
=====================================================================================================
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004
---------------------------------------
Sold                                          14,964       $1,026,541       283,968     $ 14,566,215
---------------------------------------
Issued in reinvestment of distributions          665           40,708         6,211          266,184
---------------------------------------
Redeemed                                     (10,099)        (690,605)     (268,410)     (12,838,753)
---------------------------------------
Reverse share split                             (671)              --        (6,807)              --
-----------------------------------------------------------------------------------------------------
Net increase                                   4,859       $  376,644        14,962     $  1,993,646
=====================================================================================================
YEAR ENDED SEPTEMBER 30, 2003
---------------------------------------
Sold                                          18,640       $1,236,229       112,707      $ 5,429,779
---------------------------------------
Issued in reinvestment of distributions          115            6,748         4,590          175,762
---------------------------------------
Redeemed                                     (12,705)        (836,777)      (77,965)      (3,608,348)
---------------------------------------
Reverse share split                             (115)              --        (5,650)              --
-----------------------------------------------------------------------------------------------------
Net increase                                   5,935       $  406,200        33,682      $ 1,997,193
=====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

-----------------------------------------------------------------------------------------------------
                                                     2025                           2030
-----------------------------------------------------------------------------------------------------
                                            SHARES          AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004
---------------------------------------
Sold                                       1,131,588    $  45,289,123       420,454     $ 12,187,282
---------------------------------------
Issued in reinvestment of distributions      407,684       14,631,777        39,523        1,035,106
---------------------------------------
Redeemed                                  (2,834,970)    (114,282,174)     (520,106)     (15,019,915)
---------------------------------------
Reverse share split                         (417,340)              --       (48,126)              --
-----------------------------------------------------------------------------------------------------
Net decrease                              (1,713,038)   $ (54,361,274)     (108,255)    $ (1,797,527)
=====================================================================================================
YEAR ENDED SEPTEMBER 30, 2003
---------------------------------------
Sold                                       2,655,896    $ 103,807,973     1,109,589     $ 31,484,659
---------------------------------------
Issued in reinvestment of distributions      682,441       22,093,138        24,506          625,893
---------------------------------------
Redeemed                                  (4,410,012)    (171,089,476)   (1,329,073)     (37,336,538)
---------------------------------------
Reverse share split                         (700,857)              --       (27,161)              --
-----------------------------------------------------------------------------------------------------
Net decrease                              (1,772,532)   $ (45,188,365)     (222,139)    $ (5,225,986)
=====================================================================================================
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004
---------------------------------------
Sold                                          29,114      $ 1,237,296            --               --
---------------------------------------
Issued in reinvestment of distributions        1,226           43,507            --               --
---------------------------------------
Redeemed                                     (30,710)      (1,205,266)           --               --
---------------------------------------
Reverse share split                           (1,439)              --            --               --
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                       (1,809)     $    75,537            --               --
=====================================================================================================
YEAR ENDED SEPTEMBER 30, 2003
---------------------------------
Sold                                          10,408        $ 429,331            --               --
---------------------------------------
Issued in reinvestment of distributions        1,056           33,864            --               --
---------------------------------------
Redeemed                                      (6,117)        (226,323)           --               --
---------------------------------------
Reverse share split                           (1,316)              --            --               --
-----------------------------------------------------------------------------------------------------
Net increase                                   4,031        $ 236,872            --               --
=====================================================================================================
C CLASS
-----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004
---------------------------------------
Sold                                             N/A              N/A         8,300      $   278,768
---------------------------------------
Issued in reinvestment of distributions                                       4,391          133,878
---------------------------------------
Redeemed                                                                    (56,195)      (1,888,267)
---------------------------------------
Reverse share split                                                          (4,531)              --
-----------------------------------------------------------------------------------------------------
Net decrease                                                                (48,035)     $(1,475,621)
=====================================================================================================
YEAR ENDED SEPTEMBER 30, 2003
---------------------------------------
Sold                                             N/A              N/A        75,866      $ 2,510,295
---------------------------------------
Issued in reinvestment of distributions                                       1,795           53,324
---------------------------------------
Redeemed                                                                    (47,981)      (1,683,539)
---------------------------------------
Reverse share split                                                          (1,795)              --
-----------------------------------------------------------------------------------------------------
Net increase                                                                 27,885      $   880,080
=====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2004

5. SECURITIES LENDING

As of September 30, 2004, the funds had no securities on loan. In the case of securities lending transactions, JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account.
Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended September 30, 2004.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended September 30,
2004 and September 30, 2003 were as follows:

--------------------------------------------------------------------------------
                                     2005                      2010
--------------------------------------------------------------------------------
                             2004           2003          2004         2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income           $15,151,198   $17,410,306   $12,562,386   $13,838,775
--------------------------------------------------------------------------------
Long-term capital gains    $7,378,817            --   $12,785,488    $7,481,807
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     2015                      2020
--------------------------------------------------------------------------------
                             2004           2003          2004         2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income            $7,688,066    $7,257,344    $9,001,553   $10,697,259
--------------------------------------------------------------------------------
Long-term capital gains    $4,614,491      $397,626    $9,598,982   $14,069,373
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     2025                       2030
--------------------------------------------------------------------------------
                             2004           2003          2004         2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income            $7,368,924   $10,859,891      $766,702      $726,131
--------------------------------------------------------------------------------
Long-term capital gains    $7,702,482   $11,954,269      $657,902       $24,071
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2004

7. FEDERAL TAX INFORMATION (CONTINUED)

As of September 30, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                       2005            2010            2015
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments    $328,290,973    $199,644,586    $117,345,491
================================================================================
Gross tax appreciation
of investments                       $5,648,124     $21,223,240     $39,690,060
-------------------------------
Gross tax depreciation
of investments                         (153,301)        (26,462)        (34,341)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                       $5,494,823     $21,196,778     $39,655,719
================================================================================
Undistributed ordinary income        $9,272,068      $7,174,195      $5,238,420
-------------------------------
Accumulated long-term gains          $1,948,675      $3,758,652      $2,961,532
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       2020            2025            2030
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments    $144,368,975     $71,406,145     $11,587,650
================================================================================
Gross tax appreciation
of investments                      $33,508,996     $21,815,747      $1,344,390
-------------------------------
Gross tax depreciation
of investments                               --              --              --
--------------------------------------------------------------------------------
Net tax appreciation
of investments                      $33,508,996     $21,815,747      $1,344,390
================================================================================
Undistributed ordinary income        $5,895,662      $3,844,304        $368,406
-------------------------------
Accumulated long-term gains          $3,267,509     $10,991,776              --
-------------------------------
Accumulated capital losses                   --              --        $(40,073)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers for 2030 expire in 2012.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

During the fiscal year ended September 30, 2004, the following amount distributed was designated as capital gains dividends.

--------------------------------------------------------------------------------
    2005         2010           2015          2020          2025         2030
--------------------------------------------------------------------------------
 $7,378,817   $12,785,488    $4,614,491    $9,598,982    $7,702,482    $657,902
--------------------------------------------------------------------------------

------

Target 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $99.07         $96.34         $88.67         $77.09         $72.55
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        3.65           3.69           4.20           4.24           4.09
---------------------------
  Net Realized and
  Unrealized Gain (Loss)         (3.21)         (0.96)          3.47           7.34           0.45
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.44           2.73           7.67           11.58          4.54
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (4.03)         (3.92)         (4.07)         (4.71)         (3.89)
---------------------------
  From Net Realized Gains        (1.96)           --             --             --           (1.56)
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.99)         (3.92)         (4.07)         (4.71)         (5.45)
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.99           3.92           4.07           4.71           5.45
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $99.51         $99.07         $96.34         $88.67         $77.09
====================================================================================================
  TOTAL RETURN(2)                 0.44%          2.83%          8.65%         15.02%          6.26%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.58%          0.59%          0.59%          0.59%          0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        3.69%          3.78%          4.65%          5.12%          5.58%
---------------------------
Portfolio Turnover Rate            24%            36%            11%            49%            17%
---------------------------
Net Assets, End of Period
(in thousands)                  $316,914       $385,809       $429,624       $347,512       $274,117
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $97.85         $95.39         $88.02         $76.70         $72.34
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        3.36           3.37           3.95           4.01           3.91
---------------------------
  Net Realized and
  Unrealized Gain (Loss)         (3.17)         (0.91)          3.42           7.31           0.45
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.19           2.46           7.37           11.32          4.36
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (3.78)         (3.68)         (3.85)         (4.51)         (3.70)
---------------------------
  From Net Realized Gains        (1.96)           --             --             --           (1.56)
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.74)         (3.68)         (3.85)         (4.51)         (5.26)
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.74           3.68           3.85           4.51           5.26
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $98.04         $97.85         $95.39         $88.02         $76.70
====================================================================================================
  TOTAL RETURN(2)                 0.19%          2.58%          8.37%         14.76%          6.03%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.83%          0.84%          0.84%          0.84%          0.84%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        3.44%          3.53%          4.40%          4.87%          5.33%
---------------------------
Portfolio Turnover Rate            24%            36%            11%            49%            17%
---------------------------
Net Assets, End of Period
(in thousands)                   $16,927        $9,530         $5,197         $5,291         $3,765
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $84.49         $81.12         $70.64         $59.92         $55.10
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        3.65           3.45           3.55           3.39           3.32
---------------------------
  Net Realized and
  Unrealized Gain (Loss)         (1.44)         (0.08)          6.93           7.33           1.50
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           2.21           3.37           10.48          10.72          4.82
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (3.94)         (3.46)         (3.69)         (3.27)         (3.21)
---------------------------
  From Net Realized Gains        (4.52)         (2.20)         (0.66)           --             --
----------------------------------------------------------------------------------------------------
  Total Distributions            (8.46)         (5.66)         (4.35)         (3.27)         (3.21)
----------------------------------------------------------------------------------------------------
Reverse Share Split               8.46           5.66           4.35           3.27           3.21
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $86.70         $84.49         $81.12         $70.64         $59.92
====================================================================================================
  TOTAL RETURN(2)                 2.62%          4.15%         14.84%         17.89%          8.75%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.58%          0.59%          0.59%          0.59%          0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.32%          4.21%          4.96%          5.15%          5.90%
---------------------------
Portfolio Turnover Rate            15%            45%            46%            60%            22%
---------------------------
Net Assets, End of Period
(in thousands)                  $215,621       $262,825       $314,951       $288,867       $231,202
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $83.53         $80.41         $70.19         $59.67         $54.96
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        3.39           3.21           3.32           3.22           3.17
---------------------------
  Net Realized and
  Unrealized Gain (Loss)         (1.42)         (0.09)          6.90           7.30           1.54
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           1.97           3.12           10.22          10.52          4.71
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (3.72)         (3.27)         (3.51)         (3.12)         (3.07)
---------------------------
  From Net Realized Gains        (4.52)         (2.20)         (0.66)           --             --
----------------------------------------------------------------------------------------------------
  Total Distributions            (8.24)         (5.47)         (4.17)         (3.12)         (3.07)
----------------------------------------------------------------------------------------------------
Reverse Share Split               8.24           5.47           4.17           3.12           3.07
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $85.50         $83.53         $80.41         $70.19         $59.67
====================================================================================================
  TOTAL RETURN(2)                 2.36%          3.88%         14.56%         17.63%          8.57%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.83%          0.84%          0.84%          0.84%          0.84%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.07%          3.96%          4.71%          4.90%          5.65%
---------------------------
Portfolio Turnover Rate            15%            45%            46%            60%            22%
---------------------------
Net Assets, End of Period
(in thousands)                   $5,096         $3,591         $1,960         $2,729         $1,631
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $67.58         $64.60         $55.37         $48.01         $43.04
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        3.35           3.09           2.95           2.75           2.58
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.17          (0.11)          6.28           4.61           2.39
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           4.52           2.98           9.23           7.36           4.97
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (3.64)         (2.84)         (3.04)         (2.81)         (2.46)
---------------------------
  From Net Realized Gains        (2.19)         (0.16)         (0.08)           --           (0.03)
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.83)         (3.00)         (3.12)         (2.81)         (2.49)
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.83           3.00           3.12           2.81           2.49
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $72.10         $67.58         $64.60         $55.37         $48.01
====================================================================================================
  TOTAL RETURN(2)                 6.69%          4.61%         16.65%         15.35%         11.55%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.58%          0.59%          0.59%          0.59%          0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.92%          4.72%          5.28%          5.30%          5.82%
---------------------------
Portfolio Turnover Rate            12%            17%            24%            23%            26%
---------------------------
Net Assets, End of Period
(in thousands)                  $156,287       $149,266       $175,421       $145,567       $134,704
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $66.89         $64.10         $55.09         $47.87         $43.02
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        3.15           2.93           2.79           2.63           2.49
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.15          (0.14)          6.22           4.59           2.36
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           4.30           2.79           9.01           7.22           4.85
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (3.47)         (2.69)         (2.91)         (2.68)         (2.42)
---------------------------
  From Net Realized Gains        (2.19)         (0.16)         (0.08)           --           (0.03)
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.66)         (2.85)         (2.99)         (2.68)         (2.45)
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.66           2.85           2.99           2.68           2.45
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $71.19         $66.89         $64.10         $55.09         $47.87
====================================================================================================
  TOTAL RETURN(2)                 6.43%          4.35%         16.36%         15.08%         11.27%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.83%          0.84%          0.84%          0.84%          0.84%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.67%          4.47%          5.03%          5.05%          5.57%
---------------------------
Portfolio Turnover Rate            12%            17%            24%            23%            26%
---------------------------
Net Assets, End of Period
(in thousands)                    $876           $498            $97            $35            $22
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $48.19         $46.23         $39.09         $34.79         $30.61
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        2.34           2.19           2.07           1.90           1.77
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.79          (0.23)          5.07           2.40           2.41
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           4.13           1.96           7.14           4.30           4.18
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (2.47)         (2.13)         (2.43)         (1.79)         (1.85)
---------------------------
  From Net Realized Gains        (2.63)         (3.37)         (4.62)         (3.19)         (3.30)
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.10)         (5.50)         (7.05)         (4.98)         (5.15)
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.10           5.50           7.05           4.98           5.15
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $52.32         $48.19         $46.23         $39.09         $34.79
====================================================================================================
  TOTAL RETURN(2)                 8.57%          4.24%         18.27%         12.36%         13.66%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.57%          0.59%          0.59%          0.59%          0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.83%          4.68%          5.21%          5.10%          5.49%
---------------------------
Portfolio Turnover Rate            26%            45%            24%            54%            11%
---------------------------
Net Assets, End of Period
(in thousands)                  $173,662       $180,656       $210,814       $225,535       $244,203
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $47.65         $45.83         $38.85         $34.66         $30.55
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        2.18           2.06           1.95           1.82           1.69
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.77          (0.24)          5.03           2.37           2.42
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           3.95           1.82           6.98           4.19           4.11
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (2.35)         (2.02)         (2.34)         (1.70)         (1.79)
---------------------------
  From Net Realized Gains        (2.63)         (3.37)         (4.62)         (3.19)         (3.30)
----------------------------------------------------------------------------------------------------
  Total Distributions            (4.98)         (5.39)         (6.96)         (4.89)         (5.09)
----------------------------------------------------------------------------------------------------
Reverse Share Split               4.98           5.39           6.96           4.89           5.09
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $51.60         $47.65         $45.83         $38.85         $34.66
====================================================================================================
  TOTAL RETURN(2)                 8.29%          3.97%         17.97%         12.09%         13.45%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.83%          0.84%          0.84%          0.84%          0.84%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.57%          4.43%          4.96%          4.85%          5.24%
---------------------------
Portfolio Turnover Rate            26%            45%            24%            54%            11%
---------------------------
Net Assets, End of Period
(in thousands)                   $4,073         $3,048         $1,389         $1,599          $773
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $39.67         $38.95         $33.25         $29.32         $26.22
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        1.90           1.79           1.70           1.62           1.54
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          2.23          (1.07)          4.00           2.31           1.56
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           4.13           0.72           5.70           3.93           3.10
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (2.08)         (2.06)         (2.26)         (2.00)         (1.11)
---------------------------
  From Net Realized Gains        (2.17)         (2.36)         (0.80)         (0.42)           --
----------------------------------------------------------------------------------------------------
  Total Distributions            (4.25)         (4.42)         (3.06)         (2.42)         (1.11)
----------------------------------------------------------------------------------------------------
Reverse Share Split               4.25           4.42           3.06           2.42           1.11
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $43.80         $39.67         $38.95         $33.25         $29.32
====================================================================================================
  TOTAL RETURN(2)                10.41%          1.85%         17.14%         13.40%         11.82%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.58%          0.59%          0.59%          0.59%          0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.74%          4.64%          5.13%          5.15%          5.64%
---------------------------
Portfolio Turnover Rate            24%            22%            23%            25%            52%
---------------------------
Net Assets, End of Period
(in thousands)                   $92,440       $151,701       $217,965       $310,094       $514,663
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $39.18         $38.56         $33.01         $29.17         $26.13
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        1.76           1.68           1.60           1.54           1.47
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          2.20          (1.06)          3.95           2.30           1.57
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           3.96           0.62           5.55           3.84           3.04
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (1.97)         (1.97)         (2.18)         (1.91)         (1.05)
---------------------------
  From Net Realized Gains        (2.17)         (2.36)         (0.80)         (0.42)           --
----------------------------------------------------------------------------------------------------
  Total Distributions            (4.14)         (4.33)         (2.98)         (2.33)         (1.05)
----------------------------------------------------------------------------------------------------
Reverse Share Split               4.14           4.33           2.98           2.33           1.05
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $43.14         $39.18         $38.56         $33.01         $29.17
====================================================================================================
  TOTAL RETURN(2)                10.11%          1.61%         16.81%         13.16%         11.63%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.83%          0.84%          0.84%          0.84%          0.84%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.49%          4.39%          4.88%          4.90%          5.39%
---------------------------
Portfolio Turnover Rate            24%            22%            23%            25%            52%
---------------------------
Net Assets, End of Period
(in thousands)                    $578           $595           $431           $997          $1,058
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                INVESTOR CLASS
--------------------------------------------------------------------------------
                                2004          2003          2002         2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $29.03        $28.70        $23.95        $23.00
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(2)      1.41          1.32          1.27          0.47
---------------------------
  Net Realized and
  Unrealized Gain (Loss)        1.39         (0.99)         3.48          0.48
--------------------------------------------------------------------------------
  Total From
  Investment Operations         2.80          0.33          4.75          0.95
--------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income            (1.61)        (1.17)        (0.60)          --
---------------------------
  From Net Realized Gains      (1.37)        (0.04)        (0.08)          --
--------------------------------------------------------------------------------
  Total Distributions          (2.98)        (1.21)        (0.68)          --
--------------------------------------------------------------------------------
Reverse Share Split             2.98          1.21          0.68           --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $31.83        $29.03        $28.70        $23.95
================================================================================
  TOTAL RETURN(3)               9.65%         1.15%        19.83%         4.13%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.58%         0.59%         0.59%       0.59%(4)
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.87%         4.72%         5.25%       6.04%(4)
---------------------------
Portfolio Turnover Rate          39%           95%           43%           0%
---------------------------
Net Assets, End of Period
(in thousands)                 $12,251       $14,312       $20,528       $4,856
--------------------------------------------------------------------------------

(1) June 1, 2001 (inception) through September 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         C CLASS
--------------------------------------------------------------------------------
                                            2004           2003          2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $33.13         $33.01         $28.50
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(2)                  1.30           1.28           1.21
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    1.56          (1.16)          3.30
--------------------------------------------------------------------------------
  Total From
  Investment Operations                     2.86           0.12           4.51
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income               (1.38)         (0.97)         (0.58)
-------------------------------------
  From Net Realized Gains                  (1.37)         (0.04)         (0.08)
--------------------------------------------------------------------------------
  Total Distributions                      (2.75)         (1.01)         (0.66)
--------------------------------------------------------------------------------
Reverse Share Split                         2.75           1.01           0.66
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $35.99         $33.13         $33.01
================================================================================
  TOTAL RETURN(3)                           8.63%          0.36%         15.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.50%          1.34%        1.34%(4)
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets                3.95%          3.97%        4.36%(4)
-------------------------------------
Portfolio Turnover Rate                      39%            95%          43%(5)
-------------------------------------
Net Assets, End of Period
(in thousands)                              $721          $2,255         $1,326
--------------------------------------------------------------------------------

(1) October 8, 2001 (commencement of sale) through September 30, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended September 30, 2002.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Target Maturities Trust and Shareholders
of the Target 2005 Fund, the Target 2010 Fund, the Target 2015 Fund, the Target
2020 Fund, the Target 2025 Fund and the Target 2030 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Target 2005 Fund, the Target
2010 Fund, the Target 2015 Fund, the Target 2020 Fund, the Target 2025 Fund, and
the Target 2030 Fund (constituting the American Century Target Maturities Trust, the "Funds") at September 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
November 11, 2004

------

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1930
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, General Partner, Discovery
Ventures (Venture capital firm, 1996 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Lead Trustee
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 32
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 19
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACSC (September 1985 to present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------

Share Class Information

Two classes of shares are authorized for sale by Target 2005, Target 2010,
Target 2015, Target 2020, and Target 2025: Investor Class and Advisor Class.
Three Classes of shares are authorized for sale by Target 2030: Investor Class,
Advisor Class, and C Class. The total expense ratios for Advisor Class and C
Class shares are higher than those of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.
All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at
sec.gov.

                                                                    (continued)

------

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds will file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q for periods ending on or after July 9, 2004. The funds' Forms N-Q are available on the SEC's Web site at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at
americancentury.com and, upon request, by calling 1-800-345-2021.

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The MERRILL LYNCH 10+ YEAR TREASURY TOTAL RETURN INDEX measures the total return performance of U.S. Treasury bonds with outstanding par values of at least $15 million and maturity ranges of at least 10 years.

FUND BENCHMARKS

The benchmarks for the Target Maturities Trust funds are coupon STRIPS issues maturing in the target year of each portfolio.

The benchmark for the Target 2005 fund is the 11/15/05 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2005.

The benchmark for the Target 2010 fund is the 11/15/10 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2010.

The benchmark for the Target 2015 fund is the 11/15/15 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2015.

The benchmark for the Target 2020 fund is the 11/15/20 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2020.

The benchmark for the Target 2025 fund, from inception through January, 1998, was the 8/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures August
15, 2025. Thereafter, the benchmark was changed to the 11/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2025.

The benchmark for the Target 2030 fund is the 5/15/30 STRIPS ISSUE, a zero-coupon Treasury bond that matures May 15, 2030.

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY TARGET MATURITIES TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

                                                                   PRSRT STD
American Century Investments                                   U.S. POSTAGE PAID
P.O. Box 419200                                                AMERICAN CENTURY
Kansas City, MO 64141-6200                                         COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

0411                                  American Century Investment Services, Inc.
SH-ANN-40412S                      (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund, Inc.'s  Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Albert Eisenstat is the registrant's designated audit committee financial expert. He is "independent" as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The  aggregate  fees billed for each of the last two fiscal  years for professional  services  rendered by the principal  accountant  for the audit of the registrant's annual financial statements or services that are normally  provided by the accountant in connection  with statutory and regulatory  filings or engagements  for those fiscal years were as follows:

          FY 2003:  $74,301
          FY 2004:  $72,840

(b)       Audit-Related Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for assurance and related  services by the principal  accountant  that are reasonably related to the performance of the audit of the registrant's financial  statements and are not reported under paragraph (a) of this
          Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(c)       Tax Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for professional  services  rendered by the principal  accountant  for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2003:  $18,400
          FY 2004:  $19,860

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(d)       All Other Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for products and services provided by the principal accountant, other than the services  reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

 (f)      The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2003:  $132,850
          FY 2004:  $19,860

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

          The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING  POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's  internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Target Maturities Trust

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date: December 3, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date: December 3, 2004

By:   /s/ Maryanne L. Roepke
      --------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date: December 3, 2004